Sun Capital Advisers Trust®
Prospectus – May 1, 2010
Service Class Shares

Asset Allocation Funds	Fixed Income Funds
SCSM Ibbotson Balanced Fund Ticker - SIBSX	Sun Capital Investment Grade Bond Fund® Ticker - SGBSX
SCSM Ibbotson Growth Fund Ticker - SIGSX	Sun Capital Money Market Fund® Ticker - SMSXX
SCSM Ibbotson Moderate Fund Ticker - SIMSX	SCSM BlackRock Inflation Protected Bond Fund Ticker - SBISX
Equity Funds	SCSM Goldman Sachs Short Duration Fund Ticker - SGSDX
SCSM AllianceBernstein International Value Fund Ticker - SABSX	SCSM PIMCO High Yield Fund Ticker - SCPSX
SCSM Columbia Small Cap Value Fund Ticker - SDSSX	SCSM PIMCO Total Return Fund Ticker - SPTSX
SCSM Davis Venture Value Fund Ticker - SVVSX	Specialty Fund
SCSM Goldman Sachs Mid Cap Value Fund Ticker - SGMCX	Sun Capital Global Real Estate Fund Ticker - SRESX
SCSM Invesco Small Cap Growth Fund Ticker - SASSX
SCSM Lord Abbett Growth & Income Fund Ticker - SCLSX
SCSM Oppenheimer Large Cap Core Fund Ticker - SOCSX
SCSM Oppenheimer Main Street Small Cap Fund Ticker - SCOMX
SCSM WMC Blue Chip Mid Cap Fund Ticker - SBLSX
SCSM WMC Large Cap Growth Fund Ticker - SLGSX

The Securities and Exchange Commission has not approved any fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sun Capital Advisers LLC, a Sun Life Financial Company, serves as investment adviser to Sun Capital Advisers Trust

Table of Contents

Fund Summaries	1
Asset Allocation Funds		Fixed Income Funds
SCSM Ibbotson Balanced Fund	1	Sun Capital Investment Grade Bond Fund®	59
SCSM Ibbotson Growth Fund	7	Sun Capital Money Market Fund®	63
SCSM Ibbotson Moderate Fund	13	SCSM BlackRock Inflation Protected Bond Fund	67
		SCSM Goldman Sachs Short Duration Fund	72
Equity Funds		SCSM PIMCO High Yield Fund	77
SCSM AllianceBernstein International Value Fund	19	SCSM PIMCO Total Return Fund	82
SCSM Columbia Small Cap Value Fund	23
SCSM Davis Venture Value Fund	27	Specialty Fund
SCSM Goldman Sachs Mid Cap Value Fund	31	Sun Capital Global Real Estate Fund	87
SCSM Invesco Small Cap Growth Fund	35
SCSM Lord Abbett Growth & Income Fund	39
SCSM Oppenheimer Large Cap Core Fund	43
SCSM Oppenheimer Main Street Small Cap Fund	47
SCSM WMC Blue Chip Mid Cap Fund	51
SCSM WMC Large Cap Growth Fund	55

More About the Funds’ Investments	91

Portfolio Holdings	97

The Investment Adviser and Subadvisers	98
About the Adviser	98
About the Subadvisers	101
About AllianceBernstein L.P.	101
About BlackRock Financial Management, Inc.	101
About Columbia Management Investment Advisers, LLC	101
About Davis Selected Advisers, L.P.	101
About Goldman Sachs Asset Management, L.P.	101
About Ibbotson Associates, Inc.	101
About Invesco Advisers, Inc.	102
About Lord, Abbett & Co. LLC	102
About OppenheimerFunds, Inc.	102
About Pacific Investment Management Company, LLC	102
About Wellington Management Company, LLP	102
About the Portfolio Managers	103

Purchase, Redemption and Other Information	107
Buying and Redeeming Service Class Shares	107
Excessive and Short-term Trading	107
Automatic Transactions	108
Valuation of Shares	108
Distribution Plan	108
Dividends and Distributions	108
Taxes	108

Special Considerations for Variable Products Funds	109

Financial Highlights	110

Appendix A: Information about the underlying Funds	A-1

Appendix B: Additional information about the indices	B-1

This prospectus relates only to the Service Class shares of Sun Capital Advisers Trust, which are offered through the variable annuity and variable life insurance products for which Service Class shares of the funds serve as investment options. The Initial Class shares of the funds are offered by means of a separate prospectus.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.13%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.85%
Total Annual Fund Operating Expenses1	1.37%
Fee and Expense Reimbursement	(0.07)%
Net Annual Fund Operating Expenses2	1.30%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 132	$ 427	$ 743	$ 1,640

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal  Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities.  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Because this is a balanced allocation fund, the fund’s assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
60%	50% to 70%	40%	30% to 50%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 30%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	13.43%	2nd Quarter 2009

Lowest	(6.29)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	23.65%	9.47%
Dow Jones Moderate U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	22.59%	5.07%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Balanced Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D.	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class
Management Fee	0.13%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.91%
Total Annual Fund Operating Expenses1	1.44%
Fee and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses2	1.36%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 138	$ 448	$ 779	$ 1,717

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities.  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Because this is a growth allocation fund, the fund’s assets will be invested primarily in equity funds and, to a lesser extent, in fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges. The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
80%	70% to 90%	20%	10% to 30%

BASIC INFORMATION ABOUT THE FUND
Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 30%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 30%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 30%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.75%	2nd Quarter 2009

Lowest	(9.13)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	26.75%	9.79%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	28.84%	3.13%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Growth Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund

Investment Goal
Long-term capital growth and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.13%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses1	1.31%
Fee and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses2	1.23%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 125	$ 407	$ 711	$ 1,572

Portfolio Turnover
The fund pays no transaction costs, such as commissions, when it buys and sells shares of the underlying funds in which it invests. The underlying funds pay transaction costs when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Principal Investments and Strategies
The fund is a “fund of funds.” The fund seeks to achieve its objective by investing in a portfolio of underlying funds.  These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities.  Currently, the adviser or its affiliate, MFS, serves as investment adviser to all of the underlying funds.

Because this is a moderate allocation fund, the fund’s assets will be invested primarily in fixed income funds and, to a lesser extent, equity funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.  The fund’s investments are focused in the underlying funds, so the fund’s investment performance is directly related to the performance of the underlying funds. The fund’s net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests.

Under normal circumstances, the fund expects to invest its assets between asset classes in the following ranges.  The fixed income fund allocation includes the fund’s investments in cash, cash equivalents, or money market funds.

Equity Fund Allocation		Fixed Income Fund Allocation
Target	Range	Target	Range
40%	30% to 50%	60%	50% to 70%

BASIC INFORMATION ABOUT THE FUND

Based upon the analysis described under “How Investments Are Selected,” the fund expects to invest its assets in underlying mutual funds within the following ranges.

Fund Name	Percentage of Fund Holdings
EQUITY FUNDS
Domestic Equity Funds
SCSM Columbia Small Cap Value Fund	0% to 30%
SCSM Davis Venture Value Fund	0% to 30%
SCSM Goldman Sachs Mid Cap Value Fund	0% to 30%
SCSM Invesco Small Cap Growth Fund	0% to 30%
SCSM Lord Abbett Growth & Income Fund	0% to 30%
SCSM Oppenheimer Large Cap Core Fund	0% to 30%
SCSM Oppenheimer Main Street Small Cap Fund	0% to 30%
SCSM WMC Blue Chip Mid Cap Fund	0% to 30%
SCSM WMC Large Cap Growth Fund	0% to 30%
MFS® Value Portfolio	0% to 30%
International Equity Funds
SCSM AllianceBernstein International Value Fund	0% to 30%
MFS® International Growth Portfolio	0% to 30%
MFS® Research International Portfolio	0% to 30%
MFS® Emerging Market Equity Portfolio	0% to 20%
Specialty Equity Funds
Sun Capital Global Real Estate Fund	0% to 30%
FIXED INCOME FUNDS
Sun Capital Investment Grade Bond Fund®	0% to 50%
Sun Capital Money Market Fund®	0% to 30%
SCSM BlackRock Inflation Protected Bond Fund	0% to 30%
SCSM Goldman Sachs Short Duration Fund	0% to 50%
SCSM PIMCO High Yield Fund	0% to 30%
SCSM PIMCO Total Return Fund	0% to 50%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

How Investments Are Selected

The precise allocation of the fund’s assets among the asset classes within the ranges targeted for the fund is determined by the subadviser on the basis of its analysis of historical and forecast returns, standard deviations, and correlations of the returns of different market sectors. Within a given asset class, the subadviser selects and weights investments in the underlying funds on the basis of (but not limited to) historical returns-based and holdings-based style analyses, performance data including sources of out- or under-performance manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). The adviser and subadviser agree from time to time upon the universe of mutual funds that the subadviser may consider when making allocation decisions.

Based on the target allocations, the fund will invest the proceeds from the sale of its shares, reinvest dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares.

The fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

As of the date of this prospectus, the fund invests primarily in underlying funds advised by the adviser or its affiliate, Massachusetts Financial Services Company (“MFS”). The adviser and MFS are affiliated in that both are indirect subsidiaries of Sun Life Financial, Inc., and thus under common control. The fund may also invest in underlying funds that are managed by an investment manager not associated with the adviser and in other securities. However, it is anticipated that underlying funds managed by the adviser or its affiliates will at all times represent the primary portion of the fund’s investments.

Principal Risks
Investors could lose money on their investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees

Since the fund invests primarily in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will bear management fees and operating expenses of both the fund and, indirectly, the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose.

Although unrelated subadvisers have been engaged in most cases to manage the adviser’s funds, to the extent that portfolio management teams of underlying funds overlap or draw upon the resources of the same equity and fixed income analyst teams or share common investment management styles or approaches, such underlying funds may hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

The subadviser’s judgment in selecting the underlying funds in which to invest, or in allocating investment by the fund between those underlying funds, could prove wrong or cause the fund to underperform the market or other potential investments.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Equity fund investments

The underlying equity funds have risks associated with investing in equity securities. An equity fund could lose money or underperform other investments if:

•	The fund’s equity investments do not have the growth potential or value characteristics originally expected.

•	Stocks selected for income do not achieve the same return as securities selected for capital growth, or vice versa.

•	The types of stocks in which the fund invests or the fund’s investment approach fall out of favor with investors.

•
The fund invests heavily in foreign equity markets and such foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments. Such a fund may also suffer foreign currency exchange losses.

•
The fund concentrates its investments in a particular sector, such as commodities or real estate, and such sector underperforms the financial markets or other types of investments. For example, commodities investments may underperform when prices are depressed by embargo, tariff, natural disaster, disease, or weather or when supply and demand disruptions occur in major producing or consuming regions. Real estate investments may underperform when rising interest rates affect the availability or cost of financing for property acquisitions or when property values are hurt by tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	The adviser or subadviser’s judgment about the relative values of securities selected for a fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fixed income fund investments

The underlying fixed income funds have risks associated with investing in debt securities. A fund could lose money or underperform other investments if:

•
Interest rates go up causing the value of the fund’s portfolio to decline. This is known as interest rate risk and may be greater for securities with longer maturities. Interest rate risk is a significant concern for funds investing primarily in high yield fixed income securities.

•
The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded or is perceived to be less creditworthy, proves to be less creditworthy than its assigned credit rating, or the credit quality or value of any underlying asset declines. This is known as credit risk. Credit risk presents a significant concern for funds investing primarily in high yield fixed income securities.

•
During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk.

•	The adviser or subadviser’s judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect.

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.51%	3rd Quarter 2009

Lowest	(3.38)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	19.22%	7.45%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index (reflects no deduction for fees or expenses)	16.65%	6.73%

Fund Summaries – Asset Allocation Funds
SCSM Ibbotson Moderate Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Ibbotson Associates, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Peng Chen, Ph.D	President	2008
Scott Wentsel	Vice President and Senior Portfolio Manager	2008
John Thompson	Vice President, Portfolio Manager and Director of Global Investment Services	2008
Cindy Galiano	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund

Investment Goal
Long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.63%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.82%
Total Annual Fund Operating Expenses1	1.70%
Fee and Expense Reimbursement	(0.69)%
Net Annual Fund Operating Expenses2	1.01%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 103	$ 468	$ 858	$ 1,951

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

Principal Investments and Strategies
The fund invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The fund normally invests in companies from at least three countries other than the United States, including developed nations in Europe and the Far East, Canada, and Australia and emerging market countries worldwide.

The subadviser may seek to hedge currency exposure or to invest in currencies by taking long or short positions via currency-related derivatives. The fund may enter into derivatives transactions unrelated to currencies, such as options, futures, forwards and swap agreements. The fund may invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and semi-governmental securities, private placements and offers for sale, REITs, income trusts, stapled securities, warrants, rights, and local access products. Local access products are derivatives that, like depositary receipts, enable the fund to invest in foreign markets where direct investments in the securities of specific companies is restricted or expensive.  These products are often structured as notes, call options or warrants.  An entity will be considered supranational if designated or supported by the national government of one or more countries to promote economic reconstruction or development. Securities will be considered semi-governmental if issued by an entity owned by either a national, state or equivalent government or if issued by such a government jurisdiction without the backing of its full faith and credit and general taxing power.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser uses its fundamental and quantitative research to seek to identify companies whose long-term earnings power is believed by the subadviser not to be reflected in the current market price of their securities.

The subadviser selects investments for the fund using a fundamental value approach to equity investing. This approach generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects. A company’s financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence. In each market, this approach seeks to identify a universe of securities that are considered by the subadviser to be attractively priced relative to their future earnings power.

The subadviser’s proprietary quantitative expected return model ranks all potential investments in order from the highest to lowest expected return. When deciding how much of each security to purchase for the fund, the subadviser considers aggregate portfolio characteristics and evaluates overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments. The subadviser uses various portfolio management tools and models to analyze the various risks associated with investment for purposes of constructing a portfolio with a balance of risk and return the subadviser believes to be effective and appropriate for this type of equity portfolio.

A security generally will be sold when it no longer meets appropriate valuation criteria. The sale of a stock that has reached its pre-determined target price may be delayed, however, when the subadviser perceives positive indicators about the security in the near term.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	Attempts by the subadviser to hedge foreign currency risk or to profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

•	The market undervalues securities held by the fund for longer than expected.

•	Value stocks fall out of favor with the stock markets relative to growth stocks.

•
The fund’s investments in derivative instruments, which can have a significant impact on the fund’s exposure to market values, interest rates or currency exchange rates, are mispriced, improperly valued or correlate poorly with the underlying asset.  Disproportionate losses may result from the fund’s use of derivative instruments.

•
The fund’s investments in derivative instruments become illiquid, difficult to price or leveraged so that small changes may produce disproportionate losses.  Derivatives may be subject to counterparty risk to a greater degree than more traditional investments.

•
The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally.  REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

Fund Summaries – Equity Funds
SCSM AllianceBernstein International Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	25.85%	2nd Quarter 2009

Lowest	(15.03)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	29.26%	2.00%
MSCI-EAFE Index (reflects no deduction for fees or expenses)	31.78%	4.36%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  AllianceBernstein L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Sharon E. Fay	Executive Vice President and Head of Bernstein Value Equities, CIO Global Value Equities, and Chair of Global Value Investment Policy Group	2008
Kevin F. Simms	Senior Vice President, Co-CIO of International Value Equities, and Director of Research for International Value and Global Value Equities	2008
Henry S. D’Auria	Senior Vice President, CIO of Emerging Markets Value Equities, and Co-CIO of International Value Equities	2008
Eric J. Franco	Senior Portfolio Manager for International and Global Value Equities	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (formerly SC Dreman Small Cap Value Fund)

Investment Goal
Long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.90%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.72%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	1.88%
Fee and Expense Reimbursement	(0.47)%
Net Annual Fund Operating Expenses2	1.41%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 144	$ 545	$ 972	$ 2,163

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

Principal Investments and Strategies
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies that Columbia Management Investment Advisers, LLC, the fund’s subadviser, believes to be undervalued. The subadviser considers small capitalization companies to be companies that, at the time of purchase, have market capitalizations in the range of the companies in the Russell 2000® Value Index (between $3.02 million to $2.76 billion as of December 31, 2009). This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range.

The fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts (“ADRs”). The fund may invest in real estate investment trusts (“REITs”).

 The subadviser may sell a security when its price reaches a target that is based on a risk-adjusted return expectation over the subadviser’s time horizon; if the subadviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or if the security appreciates to a market capitalization larger than that of the largest market capitalization in the benchmark.  The subadviser may also sell a security to reduce the fund’s holding when it grows larger than the security’s weighting in the benchmark.

How Investments Are Selected

The subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The subadviser considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects or other factors;

•
various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•
potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

Principal Risks
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s value investment style and small cap focus do not produce favorable results relative to market trends.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

•
The fund’s investments in REITs experience the same risks as direct ownership of real estate, such as the risk that the value of real estate could decline due to factors that affect the real estate market generally.  REITs may also decline in value due to the capability of their managers, limited diversification, and changes in tax laws.

•
The fund has a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector, which could make the fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.29%	2nd Quarter 2009

Lowest	(15.56)%	1st Quarter 2009

Fund Summaries – Equity Funds
SCSM Columbia Small Cap Value Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	30.07%	3.02%
Russell 2000® Value Index (reflects no deduction for fees or expenses)	20.58%	(7.62)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Columbia Management Investment Advisers, LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Stephen D. Barbaro, CFA	Senior Portfolio Manager	2010
Jeremy H. Javidi, CFA	Senior Portfolio Manager	2010

Columbia Management Investment Advisers, LLC became the fund’s subadviser on May 1, 2010.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund

Investment Goal
Growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.18%
Fee and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses1	1.15%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 117	$ 372	$ 646	$ 1,429

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

Principal Investments and Strategies
The fund invests primarily in the common stock of large capitalization U.S. companies with market capitalizations of at least $10 billion at the time of purchase.

How Investments Are Selected

The investment philosophy of the fund’s investment subadviser, Davis Selected Advisers, L.P. (“Davis Advisors”), is to select common stocks of growing companies at value prices and to hold them for the long term. Davis Advisors uses extensive research to seek overlooked companies with sustainable growth rates that currently sell at modest price-earnings multiples. The fund may invest up to 20% of its total assets in foreign securities, not including American Depositary Receipts (“ADRs”), American Depositary Shares, or U.S. dollar denominated securities of foreign issuers.

In selecting securities for the fund, Davis Advisors looks for companies with some or all of the following characteristics:

First Class Management
•	Proven track record
•
Significant alignment of management’s and investor’s interest in business (e.g., through significant stock ownership by directors and officers or through compensation incentives tied to company performance)

•	Intelligent application of capital (financial resources are invested in a manner likely to increase the company’s profitability and benefit shareholders)

Strong Financial Condition and Satisfactory Profitability
•	Strong balance sheet
•	Low cost structure
•	High returns on capital

Strong Competitive Positioning
•	Products and services that are unlikely to become obsolete
•	Dominant or growing market share
•	Global presence and brand names

The fund historically has invested a significant portion of its assets in the financial services sector.

While Davis Advisors plans on holding securities for the long term, it will consider selling a security if the stock’s market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the security is no longer attractive. Criteria may include deteriorating fundamentals, a negative change in management or strategy, misinformation, excessive valuations, more attractive opportunities, or similar criteria.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Value stocks fall out of favor with the stock market relative to growth stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Companies in the fund’s portfolio fail to achieve earnings estimates or other market expectations, causing their stock prices to fall.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Risks of investing in the financial services sector include:

•	Financial services companies may suffer a setback if regulators change the rules under which they operate.

•	Unstable and/or rising interest rates may have a disproportionate effect on financial services companies.

•
Some financial services companies may have loan portfolios concentrated in a particular industry, such as a high level of loans to real estate developers, which make them vulnerable to economic conditions that affect that industry.

•	Some financial services companies may suffer from the increasingly competitive environment in which they operate.

•	Some financial services companies may have credit exposures that under certain circumstances could result in a substantial loss (e.g., sub-prime loans).

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

Fund Summaries – Equity Funds
SCSM Davis Venture Value Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	19.56%	2nd Quarter 2009

Lowest	(23.53)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (May 1, 2006)
Fund	29.02%	(2.46)%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	(2.20)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Davis Selected Advisers, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Christopher C. Davis	Chairman and Portfolio Manager	2000
Kenneth C. Feinberg	Portfolio Manager	2000

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund

Investment Goal
Long-term total return on capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher.  Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	1.05%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses1	1.32%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 134	$ 418	$ 723	$ 1,590

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of equity investments in mid capitalization U.S. companies, including non-U.S. companies that are traded or headquartered in the United States. The fund’s subadviser anticipates that, under normal circumstances, the fund will invest at least 90% of its net assets in such equity investments. The fund seeks to maximize return while maintaining risk, style, capitalization and industry characteristics similar to those of its benchmark, the Russell MidCap® Value Index. The index is designed to represent an investible universe of mid cap companies with low earnings growth expectations. The fund uses public market capitalizations (based upon unrestricted shares available for trading) to identify companies with capitalizations similar to those within the range of the market capitalizations of companies included in the Russell MidCap® Value Index at the time of investment. As of December 31, 2009, the market capitalization range of companies in the Russell MidCap® Value Index was $57.51 million to $13.68 billion. This range varies daily. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. The fund is not required to limit its investments to securities included in the Russell MidCap® Value Index.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

How Investments Are Selected

The key investment strategies of Goldman Sachs Asset Management, L.P., the fund’s subadviser, include:

•	Using proprietary quantitative models to evaluate companies’ fundamental characteristics; these techniques emphasize stock selection, portfolio construction and efficient implementation.

•
Selecting stocks by employing a proprietary model to forecast expected returns for a universe of over 3,500 U.S. stocks on a daily basis. This model is based on six investment themes – Valuation, Profitability, Quality, Management, Momentum and Sentiment – chosen because the subadviser believes they:

•	Offer fundamental investment appeal,
•	Demonstrate a statistically significant ability to forecast returns,
•	Work well in different kinds of market environments and across different kinds of stocks, and
•	Contribute to excess return as demonstrated by attribution from portfolio simulations.

In addition, since the correlations between the themes are low, the subadviser believes each should bring new information to the overall evaluation of a stock’s attractiveness and contribute to a better buy/sell decision on each stock.

•	Identifying and measuring comparative risks between equity investments through the use of models in an effort to construct the most efficient risk/return portfolio.

•	Designing trading strategies to minimize total transaction costs to the fund.

The subadviser will not consider the fund’s portfolio turnover rate a limiting factor in making investment decisions for the fund, and the portfolio’s investment style may result in frequent trading and relatively high portfolio turnover. The turnover may be higher or lower than 100%, depending on market conditions and changes to the composition of the benchmark index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•
Securities of mid capitalization companies, which involve greater risks than those associated with larger capitalization companies, experience abrupt or erratic price movements or lack sufficient market liquidity to enable the fund to effect sales at an advantageous time or without a substantial drop in price.

•	The value of securities in the fund’s portfolio decreases in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund, (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities) and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	22.50%	3rd Quarter 2009

Lowest	(16.59)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	25.38%	(7.06)%
Russell MidCap® Value Index (reflects no deduction for fees or expenses)	34.21%	(5.36)%

Fund Summaries – Equity Funds
SCSM Goldman Sachs Mid Cap Value Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Goldman Sachs Asset Management, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Andrew Alford, PhD	Managing Director	2008
Katinka Domotorffy, CFA	Managing Director, CIO and Head of Quantitative Investment Strategies (“QIS”)	2009
William J. Fallon, PhD	Managing Director, Co-CIO of QIS Alpha Strategies, Head of Research	2010

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (formerly SC AIM Small Cap Growth Fund)

Investment Goal
Long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.95%
Distribution (12b-1) Fee	0.25%
Other Expenses	1.28%
Total Annual Fund Operating Expenses	2.48%
Fee and Expense Reimbursement	(1.08)%
Net Annual Fund Operating Expenses1	1.40%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 143	$ 669	$ 1,223	$ 2,734

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investments and Strategies
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the largest market capitalization resulting from this formula was $5.59 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital, as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

•
Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.

•
Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.

•
Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•
Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.30%	2nd Quarter 2009

Lowest	(6.00)%	1st Quarter 2009

Fund Summaries – Equity Funds
SCSM Invesco Small Cap Growth Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	31.39%	(1.16)%
Russell 2000® Growth Index (reflects no deduction for fees or expenses)	34.47%	(1.95)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Invesco Advisers, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Juliet Ellis	Senior Portfolio Manager	2008
Juan Hartsfield	Portfolio Manager	2008
Clay Manley	Portfolio Manager	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund

Investment Goal
Long-term growth of capital and income without excessive fluctuations in market value.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.87%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses1	1.14%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses2	1.13%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 115	$ 361	$ 627	$ 1,385

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this fund, a large company is one that has a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000® Index. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently falls outside this range. As of December 31, 2009, the market capitalization range of companies in the Russell 1000® Index was $74.59 million to $332.75 billion. This range varies daily.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

The fund primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the fund’s subadviser believes are undervalued.  The fund may invest up to 10% of its net assets in securities issued by foreign companies that primarily are traded outside of the U.S.  The fund may invest without limitation in securities of companies that are incorporated or organized under the laws of jurisdictions outside of the U.S., but primarily traded on a U.S. securities exchange, including American Depositary Receipts (“ADRs”) and similar depositary receipts.

How Investments Are Selected

The key investment strategies of Lord, Abbett & Co. LLC, the fund’s subadviser, include:

•
Investing in companies that the subadviser believes have been undervalued by the market and are selling at reasonable prices in relation to the subadviser’s assessment of their potential or intrinsic value.  A security may be undervalued by the market because of a lack of awareness of the company’s intrinsic value or a lack of recognition of the company’s future potential.  In addition, a company may be undervalued because it may be temporarily out of favor by the market.

•	Investing in large, seasoned companies that tend to be less volatile than smaller companies.

•	Monitoring company fundamentals, market and economic environments, and valuation targets to determine when to sell portfolio holdings.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	The prospects of individual companies in which the fund invests change.

•	Large capitalization value stocks underperform relative to small or mid capitalization stocks or growth stocks.

•	Due to investments in multinational companies, the fund experiences greater market, liquidity, currency, political, information and other risks.

•	The market undervalues the stocks held by the fund for longer than expected.

•	Securities judged to be undervalued are actually appropriately priced.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	17.77%	2nd Quarter 2009

Lowest	(16.53)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	17.41%	(9.28)%
Russell 1000® Value Index (reflects no deduction for fees or expenses)	19.69%	(8.92)%

Fund Summaries – Equity Funds
SCSM Lord Abbett Growth & Income Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Lord, Abbett & Co. LLC

Portfolio Managers:
	Title with the Subadviser	Manager Since
Eli M. Salzmann	Partner and Director	2008
Lawrence D. Sachs	Partner and Portfolio Manager	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.70%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses1	1.45%
Fee and Expense Reimbursement	(0.29)%
Net Annual Fund Operating Expenses2	1.16%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses. until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 118	$ 430	$ 765	$ 1,710

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests primarily in equity securities of U.S. companies.

Under normal conditions, the fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large capitalization companies. The fund currently considers companies that have market capitalizations similar to those of companies included in the Standard & Poor’s 500 Index (the “S&P 500 Index”) to be large capitalization companies. The size of the capitalization of companies in the S&P 500 Index varies daily. The fund measures that capitalization at the time the fund buys the security, and it is not required to sell the security if the issuer’s capitalization shrinks so that it is no longer included in the S&P 500 Index. The definition of a large capitalization company is subject to change.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

The fund may invest without limit in securities of U.S. companies and of foreign companies that are listed or traded in the U.S., but does not invest more than 10% of its assets in other foreign securities. These U.S. and foreign companies in which the fund invests may be of any size, subject to the fund’s overall policy of investing at least 80% of its net asses in securities of large capitalization companies.

The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

How Investments Are Selected

In selecting securities for purchase or sale by the fund, the portfolio manager follows an investment process that uses a systematic and disciplined quantitative investment style. While this process and the inter-relationships of the factors used may change over time and its implementation may vary in particular cases, in general, the investment selection process includes the strategies described below:

•
In selecting stocks, the portfolio manager uses proprietary quantitative valuation techniques, which incorporate data derived from fundamental analysis, to identify opportunities within the S&P 500 Index. Individual stocks are selected for the fund using a ranking process based on those valuation models.

•
The portfolio manager uses both quantitative and fundamental analytical tools, including internal research and reports by other market analysts, to identify stocks within the selected universe that may be attractive investment opportunities, for example, by selecting stocks of issuers that have attractive earnings, cash flow, revenues, and/or other favorable characteristics.

•	Seeking to reduce overall risks, the portfolio manager diversifies the fund’s equity positions by allocating investments among sectors within the S&P 500 Index.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	An adverse event depresses the value of a particular stock or industry in which the fund invests.

•
Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.58%	3rd Quarter 2009

Lowest	(19.68)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	20.85%	(3.28)%	(0.72)%
S&P 500 Index (reflects no deduction for fees or expenses)	26.46%	0.42%	1.81%

Fund Summaries – Equity Funds
SCSM Oppenheimer Large Cap Core Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  OppenheimerFunds, Inc.

Sub-Subadviser:  OFI Institutional Asset Management

Portfolio Manager:
	Title with the Subadviser	Manager Since
Dave Schmidt, CFA	Vice President and Portfolio Manager	2008

OppenheimerFunds, Inc. became the fund’s subadviser on May 1, 2008. Effective with the change in subadviser, the fund’s investment strategy changed from an “all capitalization” strategy to one focusing on large capitalization stocks.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund

Investment Goal
Capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.46%
Fee and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses1	1.25%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 127	$ 441	$ 777	$ 1,728

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

Principal Investments and Strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund currently considers companies that have market capitalizations equal to or below the largest capitalization company in either the Russell 2000® Index or the S&P SmallCap 600 Index to be small capitalization companies. The size of the largest capitalization company in either index varies daily. As of December 31, 2009, the largest capitalization company in either the Russell 2000® Index or the S&P SmallCap 600 Index was $5.59 billion. The fund measures that capitalization at the time the fund buys the security and it is not required to sell the security if the issuer’s capitalization grows so that it is no longer included in either the Russell 2000® Index or the S&P SmallCap 600 Index.

OppenheimerFunds, Inc., the fund’s investment subadviser, primarily invests in common stocks of small- capitalization U.S. companies that it believes have favorable business trends or prospects. These may include combining both growth and value styles.

The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

How Investments Are Selected

The Fund’s portfolio managers use fundamental research and quantitative models to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks.  While the process may change over time or vary in particular cases, in general the selection process currently uses:

•
A fundamental approach in analyzing issuers on factors such as a company’s financial performance and prospects, position in the industry, and strength of business model and management.  The portfolio managers may consider an industry’s outlook, market trends, and general economic conditions.

•
Quantitative models to rank securities within each sector to identify potential buy and sell candidates.  A number of company-specific factors are analyzed in constructing the models, including valuation, fundamentals and momentum.

The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.

The fund aims to maintain a broadly diversified portfolio across all major economic sectors by applying investment parameters for both sector and position size.  In addition, the portfolio managers use the following sell criteria:

•	The stock price is approaching its target;

•	The company’s competitive position deteriorates;

•	Poor execution by the company’s management; or

•	More attractive alternative investment ideas have been identified.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. stock markets go down or perform poorly relative to other types of investments.

•	Small cap securities, which generally are more volatile and less liquid than mid- or large-cap securities, decline in value more steeply or become less liquid than expected.

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

•	The fund’s investment style and small cap focus do not produce favorable results relative to market trends.

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	31.20%	2nd Quarter 2009

Lowest	(26.91)%	4th Quarter 2008

Fund Summaries – Equity Funds
SCSM Oppenheimer Main Street Small Cap Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (May 1, 2006)
Fund	36.50%	(4.93)%
Russell 2000® Index (reflects no deduction for fees or expenses)	27.17%	(3.99)%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  OppenheimerFunds, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Matthew P. Ziehl, CFA	Vice President	2009
Raman Vardharaj, CFA	Vice President	2009

OppenheimerFunds, Inc. became the fund’s subadviser on January 9, 2006.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.80%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.35%
Fee and Expense Reimbursement	(0.10)%
Net Annual Fund Operating Expenses1	1.25%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 127	$ 418	$ 730	$ 1,615

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investments and Strategies
Under normal conditions, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks and other equity securities with, at the time of purchase, market capitalizations within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. As of December 31, 2009, this range was between $26 million to $15.46 billion. The range of capitalizations of companies in each index will fluctuate as market prices increase or decrease. The fund measures capitalization at the time the fund buys the security; the fund is not required to sell the security if the issuer’s capitalization changes so that it is no longer within the range of the Russell Midcap® Index or the S&P MidCap 400 Index. The fund may invest up to 20% of its net assets in foreign securities not listed or traded on a U.S. exchange or quoted market.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

How Investments Are Selected

The fund is broadly diversified by industry and company. The fund favors high-quality, well-established companies. These are companies with a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for consistency with the fund’s philosophy and process. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Mid-capitalization companies fall out of favor with investors.

•	The fund’s investment style and mid-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•	The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	15.18%	3rd Quarter 2009

Lowest	(5.38)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	29.96%	(2.16)%
S&P MidCap 400 Index (reflects no deduction for fees or expenses)	37.38%	(1.33)%

Fund Summaries – Equity Funds
SCSM WMC Blue Chip Mid Cap Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Wellington Management Company, LLP

Portfolio Manager:
	Title with the Subadviser	Manager Since
Phillip H. Perelmuter	Senior Vice President and Equity Portfolio Manager	1999

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund

Investment Goal
Long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.33%
Fee and Expense Reimbursement	(0.27)%
Net Annual Fund Operating Expenses1	1.06%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 108	$ 395	$ 703	$ 1,578

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investments and Strategies
The fund normally invests primarily in common stocks. The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Growth Index). The size of the companies in this index changes with market conditions and the composition of the index. The fund may invest up to 20% of its total assets in foreign securities (not including American Depositary Receipts (“ADRs”), American Depositary Shares or U.S. dollar denominated securities of foreign issuers).

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

How Investments Are Selected

The fund invests primarily in common stocks of growth-oriented companies. Each stock is evaluated and ranked on a consistent set of growth, valuation, and quality criteria.

The fund’s investment subadviser, Wellington Management Company, LLP (“Wellington Management”) uses what is sometimes referred to as a “bottom up” approach, which is the use of fundamental analysis to identify specific securities within industries or sectors for purchase or sale. Fundamental analysis involves the assessment of a company’s business environment, market share, management, global expansion plans, balance sheet, income statement, anticipated earnings, revenues, and other related measures of value.

Wellington Management continually monitors every company in the fund’s portfolio for fundamental attractiveness. The fund typically sells an investment when the investment achieves its anticipated potential, the company begins to show deteriorating relative fundamentals or alternative investments become sufficiently more attractive.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	U.S. or foreign stock markets go down or perform poorly relative to other types of investments.

•	Growth stocks fall out of favor with the stock markets relative to value stocks.

•	Large capitalization stocks underperform relative to small or mid-capitalization stocks.

•	The fund's investment style and large-capitalization focus do not produce favorable results relative to market trends.

•	The fund misses out on an investment opportunity because its assets are invested in lower performing investments.

•
Foreign equity markets, which can be more volatile than the U.S. market due to increased risks of adverse political, regulatory, market, or economic developments, underperform the U.S. market or other types of investments.

•
ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.

•	The subadviser's judgments about future economic trends or the relative value of securities selected for the fund's portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since May 1, 2006 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	16.67%	2nd Quarter 2009

Lowest	(22.61)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (May 1, 2006)
Fund	37.08%	(5.46)%
Russell 1000® Growth Index (reflects no deduction for fees or expenses)	37.21%	0.02%

Fund Summaries – Equity Funds
SCSM WMC Large Cap Growth Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Wellington Management Company, LLP

Portfolio Manager:
	Title with the Subadviser	Manager Since
Paul E. Marrkand, CFA	Senior Vice President and Equity Portfolio Manager	2008

Wellington Management Company, LLP became the fund’s subadviser on August 1, 2008.

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund®

Investment Goal
The fund’s investment objective is to seek high current income consistent with relative stability of principal.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.60%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	1.11%
Fee and Expense Reimbursement	(0.10)%
Net Annual Fund Operating Expenses2	1.01%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 103	$ 343	$ 602	$ 1,343

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities, including those issued by:

•	U.S. and foreign companies, including companies in emerging market countries

•	The U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities

•	Foreign governments, including governments of emerging market countries

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

Credit Quality

The fund invests at least 80% of its net assets in investment grade fixed income securities. The fund may invest up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality as determined by the adviser.

Duration Target

The portfolio’s average dollar-weighted duration is generally within plus or minus one year of the effective duration of the Barclays Capital U.S. Aggregate Bond Index, which was 4.45 years as of December 31, 2009. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

How Investments Are Selected

The adviser selects investments for the fund’s portfolio by:

•	Analyzing the credit quality, yield, and investment risk of individual securities in order to estimate their relative value and attractiveness.

•
Identifying sectors (such as corporate securities, government securities, mortgage-backed securities or asset-backed securities) and maturity ranges that appear to be temporarily underpriced and, therefore, offer favorable yields given their interest rate sensitivity and other risks.

•	Considering whether a particular investment is consistent with the fund’s targets for portfolio duration, maturity distribution and issuer and sector diversification.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•	The issuer of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in mortgage-backed or asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

Fund Summaries – Fixed Income Funds
Sun Capital Investment Grade Bond Fund® (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	9.09%	2nd Quarter 2009

Lowest	(7.71)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	20.58%	3.11%	3.48%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	4.97%	4.79%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Portfolio Managers:
	Title with the Adviser	Manager Since
Evan S. Moskovit, CFA	Senior Managing Director	2002
Michael Savage, CFA	Managing Director	2002

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund®

Investment Goal
Maximizing current income, consistent with maintaining liquidity and preserving capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.50%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses1	0.96%
Fee and Expense Reimbursement	(0.19)%
Net Annual Fund Operating Expenses2	0.77%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 79	$ 287	$ 512	$ 1,161

Principal Investments and Strategies
The fund invests exclusively in high quality U.S. dollar-denominated money market securities, including those issued by:

•	U.S. and foreign banks

•	Corporate issuers

•	The U.S. government and its agencies and instrumentalities

•	Foreign governments

•	Multinational organizations such as the World Bank

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

The fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, asset-backed securities, repurchase agreements, and other short-term debt securities permitted as an investment for a money market fund.

Minimum Credit Quality

Assigned to the top tier  short-term rating category by Moody’s, S&P or Fitch or, if unrated, determined to be of  equivalent quality by the adviser.

Maximum Maturity

Average dollar weighted portfolio maturity of 60 days or less.

How Investments Are Selected

The adviser selects for the fund’s portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields, and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.

Principal Risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Investors could lose money if any of the following occurs:

•	The issuer or guarantor of securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	There is a sudden or sharp increase in interest rates, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk.

•
Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The fund’s investments in asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices or the liquidity of securities in the fund’s portfolio decline as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since April 25, 2005 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.16%	3rd Quarter 2007

Lowest	0.00%	2nd Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (April 25, 2005)
Fund	0.02%	2.73%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index (reflects no deduction for fees or expenses)	0.21%	3.06%

Fund Summaries – Fixed Income Funds
Sun Capital Money Market Fund® (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund

Investment Goal
Maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered.  If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.65%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses1	0.94%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses2	0.93%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.
2 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 95	$ 299	$ 519	$ 1,154

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 278% of the average value of its portfolio.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Principal Investments and Strategies
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government and based on its economy.

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.

The fund’s average portfolio duration will normally vary between plus or minus 20% of the duration of the fund’s benchmark, the Barclays Capital Global Real: U.S. Tips Index (which was 7.32 years as of December 31, 2009).  The fund may invest up to 20% of its assets collectively, in high yield securities (junk bonds) or securities of emerging market issuers.

The fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund may frequently purchase U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, CMOs, asset-backed securities and, to a lesser extent, investment grade corporate bonds. The fund may engage in active and frequent trading to try to achieve its investment objective and may, at times, have portfolio turnover in excess of 100% annually.

The fund may, when consistent with its investment goal, buy or sell options or futures, or enter into credit default swaps, total return swaps, interest rate or foreign currency transactions, including swaps (collectively known as derivatives). The fund typically uses derivatives as a substitute for taking a position in the underlying asset (in which case they may be counted towards the fund’s policy of investing at least 80% of its net assets in inflation-indexed bonds) and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

High yield securities acquired by the fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s) or will be of similar quality as determined by the fund’s subadviser management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. High yield securities may be in default at time of purchase.

How Investments Are Selected

The fund’s subadviser, BlackRock Financial Management, Inc., purchases securities for the fund when its portfolio management team believes the securities have the potential for above average real return. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

To a lesser extent, the subadviser seeks to enhance returns by anticipating the direction of interest rate movements and selecting investments accordingly. The subadviser uses a historical perspective to identify securities and sectors that show below average risk for their return historically, or above average reward for the risk historically. This is a time-tested process that merges the subadviser’s technological capabilities with its human capital to identify securities the subadviser believes will have the potential for above average return.

A security will be sold if, in the opinion of the subadviser’s portfolio management team, the risk of continuing to hold the security is unacceptable when compared to its real return potential.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Principal Risks
The principal value of your investment is not protected or otherwise guaranteed by virtue of the fund’s investments in inflation-indexed bonds. Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
The index measuring inflation falls. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

•
The prices throughout the economy could decline over time causing deflation, which is the opposite of inflation.  If inflation is negative, the principal amount of an inflation protected bond will decline and could result in losses for the fund.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•	The issuer of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability, or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

•
The fund engages in active and frequent trading, which may result in increased transaction costs to the fund (including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on reinvestment in other securities), and adversely affect fund performance.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
The fund’s non-diversified status, which means that the fund can invest a higher percentage of its assets in any one issuer than a diversified fund, magnifies the fund’s losses from adverse events affecting a particular issuer or industry.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	3.53%	1st Quarter 2009

Lowest	(0.34)%	2nd Quarter 2009

Fund Summaries – Fixed Income Funds
SCSM BlackRock Inflation Protected Bond Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	8.34%	5.77%
Barclays Capital Global Real Index: U.S. TIPS (reflects no deduction for fees or expenses)	11.41%	5.98%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  BlackRock Financial Management, Inc.

Portfolio Managers:
	Title with the Subadviser	Manager Since
Stuart Spodek	Managing Director	2008
Brian Weinstein	Managing Director	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund

Investment Goal
Primary: High-level of current income.
Secondary: Capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.64%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses1	0.91%

1 Total Annual Fund Operating Expenses shown differ from the fund’s ratio of gross expenses to average net assets appearing in the financial highlights table, which includes the operating expenses of the fund but does not include any indirect expenses incurred by the fund as a result of investing in an underlying fund (“Acquired Fund Fees and Expenses”), which are required to be included in the table above.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 93	$ 290	$ 504	$ 1,120

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. Normally, the fund invests in investment grade securities (i.e., rated BBB-Baa or higher or, if unrated, of comparable credit quality, as determined by the fund’s subadviser, Goldman Sachs Asset Management, L.P.).

Generally, the fund’s subadviser expects to track the duration of the BofA Merrill Lynch 1-3 Year U.S. Treasury Index (which was 1.84 years as of December 31, 2009) plus or minus one year, although individual securities held by the fund may have short, intermediate and long terms to maturity.

The fund invests principally in U.S. and non-U.S. government (foreign) securities, corporate debt securities-both foreign and domestic, mortgage-related securities, repurchase agreements collateralized by U.S. government securities and derivatives. All of the fund’s investments will be denominated in U.S. dollars.

U.S. government securities include U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Mortgage-related securities include mortgage pass-through securities, asset-backed securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities, and mortgage dollar rolls. Mortgage-related securities may be U.S. government securities or non-U.S. government securities and may be based on or collateralized by fixed or adjustable rate mortgage loans or securities. Corporate debt securities include, but are not limited to, Eurobonds and Yankees issued by foreign entities, and preferred stocks.

The fund may invest up to 30% of its net assets in foreign securities, including, but not limited to, securities issued or guaranteed by foreign governments, their agencies (including securities of corporate issuers where the principal or interest are government guaranteed) or instrumentalities, and foreign corporate debt securities. The fund may invest up to 10% of its net assets in foreign corporate debt securities.

How Investments Are Selected

The key investment strategies of the fund’s subadviser include:

•
Establishing a “risk budget” for the fund based on careful analysis of the risk and return objectives of the fund. The risk budget sets guidelines for how much risk the fund can take in each investment strategy, with the goal of maximizing the fund’s risk-adjusted return potential while maintaining an emphasis on preservation of capital.

•
Developing “top-down” strategies for positioning the fund based on macro factors such as economic growth, inflation, government policy and relative value across fixed income markets.  Top-down strategies employed in the fund include duration and cross-sector exposures.  Duration is a measure of the fund’s sensitivity to changes in interest rates.  The cross-sector strategy allocates fund assets across a variety of fixed income sectors, including some that may not be included in the fund’s benchmark.

•
Using “bottom-up” strategies to formulate sub-sector allocation and security selection decisions.  Bottom-up strategies use fundamental, quantitative, and technical analysis to evaluate relative value opportunities across investible segments of the market, including issuers, credit quality, and maturities to find the most attractive securities on a risk-adjusted basis.

•	Monitoring the fund’s performance over time to ensure that the overall combination of top-down and bottom-up strategies is consistent with the Fund’s risk tolerance and return expectation.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities held by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•
The U.S. government, where not required by law, determines not to provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises. Although many types of U.S. government securities may be purchased by the fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks that may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

•
Prices of the fund’s U.S. dollar-denominated foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	1.49%	3rd Quarter 2009

Lowest	0.41%	4th Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	3.52%	3.59%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees or expenses)	0.78%	2.40%

Fund Summaries – Fixed Income Funds
SCSM Goldman Sachs Short Duration Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Goldman Sachs Asset Management, L.P.

Portfolio Managers:
	Title with the Subadviser	Manager Since
James P. McCarthy	Managing Director and Co-Head of Global Liquidity Management	2008
David Fishman	Managing Director and Co-Head of Global Liquidity Management	2009

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund

Investment Goal
Maximum total return, consistent with capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.74%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.00%

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 102	$ 318	$ 552	$ 1,225

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield securities (junk bonds), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by Standard & Poor’s Rating Group (“S&P”) or Fitch Ratings (“Fitch”), or, if  unrated, of comparable quality as determined by the fund’s subadviser. The fund may invest up to 20% of its total assets in securities that are rated Caa or below by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, of comparable quality as determined by the fund’s subadviser.  Securities rated below Caa or its equivalents may be in default at time of purchase. In the event that ratings services assign different ratings to the same security, the fund’s subadviser will use the lowest rating as the credit rating for that security. The remainder of the fund’s assets may be invested in investment grade fixed income instruments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Merrill Lynch U.S. High Yield BB-B Rated Constrained Index .

The fund may invest up to 20% of its total assets in securities denominated in foreign currencies. The fund may invest without limit in U.S. dollar denominated securities of foreign issuers. The fund generally considers a foreign issuer to be an issuer that is a foreign government (or any political subdivision, agency, authority or instrumentality of such government) or an issuer that is organized under the laws of a non-U.S. country. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund normally will limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stock.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities at a later date.  The fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

PIMCO actively manages exposure to high yield and non-core sectors by analyzing changes in valuation and yield relative to other sectors and instrument types.  The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Focus on upper tier of the speculative grade market.
•	Look to maximize total return rather than just income focused.
•	Limit risk through issuer and industry diversification.
•	Use PIMCO’s extensive bottom-up credit research capabilities to identify improving credits.
•	Leverage PIMCO’s global expertise in other fixed income sectors and regions.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities held by the fund defaults on its obligation to pay interest and repay principal, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) may increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index.  Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since March 7, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	12.35%	3rd Quarter 2009

Lowest	(0.80)%	1st Quarter 2009

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (March 7, 2008)
Fund	30.34%	6.52%
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees or expenses)	46.06%	7.67%

Fund Summaries – Fixed Income Funds
SCSM PIMCO High Yield Fund (continued)

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Pacific Investment Management Company LLC

Portfolio Manager:
	Title with the Subadviser	Manager Since
Andrew Jessop	Executive Vice President and Portfolio Manager	2010

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.    The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund

Investment Goal
Maximum total return, consistent with capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund.  Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Unified Management Fee	0.65%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.91%
Fee and Expense Reimbursement	(0.01)%
Net Annual Fund Operating Expenses1	0.90%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its unified management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 92	$ 289	$ 503	$ 1,119

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 496% of the average value of its portfolio.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Principal Investments and Strategies
Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, of comparable quality as determined by the fund’s subadviser.

The average portfolio duration of the fund will normally vary within two years (plus or minus) of the duration of the fund’s benchmark index, which is the Barclays Capital U.S. Aggregate Bond Index.

The fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The fund may also invest up to 10% of its total assets in preferred stocks.

The fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls, in which the fund sells securities and contracts to repurchase the same or similar securities as a later date.  The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis and may engage in short sales.

How Investments Are Selected

The key investment strategies of PIMCO, the fund’s subadviser, include:

•	Developing an outlook for interest rates, foreign currency exchange rates and the economy, and analyzing credit and call risks through rigorous macro economic analysis.

•
Identifying areas of the bond market that are undervalued relative to the rest of the market by grouping bonds into the following sectors: money markets, governments, corporate, mortgages, asset-backed, and international.

•	Shifting assets among market sectors depending on changes in relative valuations and credit spreads.

•	Conducting company specific credit research.

•	Utilizing proprietary software that assists in the evaluation of market sectors and the pricing of specific securities.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•	Interest rates go up, causing the value of the fund’s fixed income securities to go down. This is known as interest rate risk. This risk may be greater for securities with longer maturities.

•
The issuer or guarantor of fixed income securities owned by the fund defaults on its payment obligations, becomes insolvent, or has its credit rating downgraded by a rating agency. This is known as credit risk.

•
Rating agencies, on which the subadviser may rely in part when selecting securities for the fund, are incorrect in their evaluation of an issuer’s financial condition or fail to make timely changes in credit ratings upon a change in such issuer’s condition.

•	The illiquidity of a given security limits the fund’s ability to sell at an advantageous time or price or to purchase the desired level of exposure for the portfolio. This is known as liquidity risk.

•
The issuer of a callable security exercises its right, when interest rates are falling, to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

•
The issuer of a security exercises its right, when interest rates are rising, to extend the time for paying principal, which will lock in a below-market interest rate, increase the security’s duration and reduce the value of the security. This is known as extension risk.

•
The fund’s investments in derivative instruments (which can have a significant impact on the fund’s exposure to market values, interests rates or currency exchange rates) become illiquid or difficult to price, correlate poorly with the underlying asset, or create leverage so that small changes may produce disproportionately large losses.

•
The fund’s investments in mortgage-backed and other asset-backed securities are affected by changes in the markets for the underlying assets, which may increase their levels of interest rate risk, extension risk and prepayment risk.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•	Attempts by the subadviser to hedge foreign currency risk or profit from foreign currency positions are unsuccessful and/or result in foreign currency exchange losses.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

•
The value of the fund’s investments in preferred stocks, which are a type of equity securities, go down due to general market conditions.  Equity securities generally have greater price volatility than fixed income securities.

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

•
An economic downturn or period of rising interest rates adversely affects the market for high yield securities and reduces the fund’s ability to sell its high yield securities.  High yield securities may be subject to greater levels of interest rate risk, credit risk, and liquidity risk than other fixed income securities.  High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•	Short sales or short derivative positions taken by the fund incur losses as a result of appreciation in the security’s or derivative’s price or failure by a counterparty to honor its contract terms.

•	The subadviser’s judgments about the relative value of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since October 1, 2008 inception)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	4.79%	3rd Quarter 2009

Lowest	0.53%	1st Quarter 2009

Fund Summaries – Fixed Income Funds
SCSM PIMCO Total Return Fund (continued)

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Since Inception (October 1, 2008)
Fund	8.62%	11.69%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	8.54%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Subadviser:  Pacific Investment Management Company LLC

Portfolio Manager:
	Title with the Subadviser	Manager Since
William H. Gross	Managing Director, Co-CIO and founding partner	2008

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

FUND SUMMARIES – SPECIALTY FUND
Sun Capital Global Real Estate Fund

Investment Goal
Primary: Long-term capital growth.
Secondary: Current income and growth of income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. Please note that the table below does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the expenses shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Service Class
Management Fee	0.95%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.43%
Fee and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses1	1.35%

1 Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the “adviser”) has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses until at least April 30, 2011.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year.  Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees.  Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$ 137	$ 445	$ 774	$ 1,706

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investments and Strategies
The fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. and foreign real estate-related investments, including real estate investment trusts and similar entities formed under the laws of non-U.S. countries (“REITs”) and other U.S. and foreign real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S. or foreign real property, receive most of their income from rents, and may also realize gains by selling appreciated property. The fund may invest without limit in foreign securities, which may include investments in emerging market countries. The fund’s investments may be denominated in U.S. dollars or in foreign currencies.

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

The fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund.  Also, the fund concentrates (invests 25% or more of its assets) in the real estate group of companies.

Many real estate-related issuers are small to mid capitalization companies.  The adviser considers companies with market capitalizations of less than $1 billion to be small capitalization companies.

How Investments Are Selected

The adviser allocates the fund’s investments across various geographic areas, REIT managers and property types, such as apartments, retail properties, office buildings, hotels, industrial properties, health care facilities, storage facilities, manufactured housing, and special use facilities.

The adviser selects securities for the fund’s portfolio by analyzing the fundamental and relative values of potential real estate investments based on several factors, including:

•	The ability of the issuer to grow its funds from operations internally through increased occupancy and higher rents and externally through acquisitions and development.

•	The quality of the issuer’s management, including its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.

•	The issuer’s cash flows, price/funds from operations ratio, dividend yield and payment history, price/net asset value ratio and market price.

•	Current or anticipated economic and market conditions, interest rate changes, and regulatory developments.

Principal Risks
Investors could lose money on their investments in the fund or the fund could underperform if any of the following occurs:

•
The U.S. or a foreign or local real estate market declines due to economic conditions, supply/demand imbalances (e.g., overbuilding and high vacancy rates), reduced or regulated rents, or other causes.

•	Prices of the fund’s foreign securities go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

•
To the extent that the fund invests in securities denominated in foreign currencies or in securities that hold properties in foreign countries such that the issuer’s revenues and expenses are tied to foreign currencies, the fund may be subject, directly or indirectly, to foreign currency exchange gains or losses.

•	Interest rates go up. This can affect the availability or cost of financing for property acquisitions and reduce the value of a U.S. or foreign REIT’s fixed income investments.

•	The value of interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.

•
The fund’s investments in emerging market or developing countries perform poorly as a result of market, credit, currency, liquidity, legal, political and other risks different from, or greater than, those affecting investment in developed foreign countries.

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

•	The values of properties owned by a REIT are hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters, or increased operating expenses.

•	A REIT in the fund’s portfolio is, or is perceived by the market to be, poorly managed.

•	The market for U.S. or foreign real estate-related securities goes down or is less favored than other stock market sectors or types of investments.

•
The fund’s investments in small cap real estate-related securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.

•	The adviser’s judgments about the relative values of securities selected for the fund’s portfolio prove to be wrong.

•	Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

•
The fund’s non-diversified status and concentration in the real estate group of companies magnifies the fund’s losses from adverse events affecting a particular issuer or the real estate group of companies.

Fund Performance
The performance information below provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

(Full calendar years since February 1, 2004 inception)

Fund Summaries – Specialty Fund
Sun Capital Global Real Estate Fund (continued)

The fund’s best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	34.75%	2nd Quarter 2009

Lowest	(39.09)%	4th Quarter 2008

Average annual total returns for Service Class shares
(for the periods ended December 31, 2009)

	One Year	Five Years	Since Inception (February 1, 2004)
Fund	29.83%	(1.23)%	3.14%

FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees or expenses)	38.26%	2.00%	6.56%

Portfolio Management

Adviser:  Sun Capital Advisers LLC

Portfolio Managers:
	Title with the Adviser	Manager Since
Thomas V. Pedulla	Senior Managing Director	1998
Leo D. Saraceno, CFA	Senior Managing Director	2003
Richard R. Gable, CFA	Managing Director	2001

Tax Information
Shares of the fund are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Payments to Broker-Dealers and Other Financial Intermediaries
The fund is only available as an underlying investment for variable annuity and variable life insurance contracts.  The fund and its distributor (and their related companies) may make payments to the sponsoring insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for distribution and/or other services.  These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable contract.  Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable product and the fund over another investment.  Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information.  The disclosure document for your variable contract may contain additional information about these payments.

MORE ABOUT THE FUNDS’ INVESTMENTS

The following section provides additional information about the characteristics of securities and investment strategies that a fund may use to a significant degree. This chart indicates the additional information applicable to each fund.

	Equity Securities	Market Capitalization Range	American Depositary Receipts	Multinational and Foreign Companies	Fixed Income Instruments	Credit Quality	U.S. Government Securities	Mortgage- related Securities
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x	x	x	x	x	x
SC Columbia Small Cap Value Fund	x	x	x	x		x	x	x
SC Davis Venture Value Fund	x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund	x	x	x	x	x	x	x
SC Invesco Small Cap Growth Fund	x	x	x	x	x	x	x
SC Lord Abbett Growth & Income Fund	x	x	x	x	x	x	x	x
SC Oppenheimer Large Cap Core Fund	x	x	x	x	x	x	x
SC Oppenheimer Main Street Small Cap Fund	x	x	x	x	x	x	x
SC WMC Blue Chip Mid Cap Fund	x	x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x	x	x	x	x	x	x
Sun Capital Investment Grade Bond Fund	x		x	x	x	x	x	x
Sun Capital Money Market Fund				x	x	x	x
SC BlackRock Inflation Protected Bond Fund			x	x	x	x	x	x
SC Goldman Sachs Short Duration Fund	x			x	x	x	x	x
SC PIMCO High Yield Fund	x		x	x	x	x	x	x
SC PIMCO Total Return Fund	x		x	x	x	x	x	x
Sun Capital Global Real Estate Fund	x	x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

MORE ABOUT THE FUNDS’ INVESTMENTS

	Emerging Markets	Yankees	High Yield Securities (junk bonds)	Derivative Contracts	Real Estate Companies	Portfolio Turnover	Borrowing	Illiquid securities	Defensive Investing
SC Ibbotson Balanced Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Growth Fund*	x	x	x	x	x	x	x	x	x
SC Ibbotson Moderate Fund*	x	x	x	x	x	x	x	x	x
SC AllianceBernstein International Value Fund	x	x		x	x	x	x	x	x
SC Columbia Small Cap Value Fund			x	x	x	x	x	x	x
SC Davis Venture Value Fund	x		x	x	x	x	x	x	x
SC Goldman Sachs Mid Cap Value Fund				x	x	x	x	x	x
SC Invesco Small Cap Growth Fund				x	x			x	x
SC Lord Abbett Growth & Income Fund			x	x		x	x	x	x
SC Oppenheimer Large Cap Core Fund				x		x	x	x	x
SC Oppenheimer Main Street Small Cap Fund				x		x	x	x	x
SC WMC Blue Chip Mid Cap Fund				x	x	x	x	x	x
SC WMC Large Cap Growth Fund	x			x		x	x	x	x
Sun Capital Investment Grade Bond Fund	x	x	x	x	x	x	x	x	x
Sun Capital Money Market Fund		x						x
SC BlackRock Inflation Protected Bond Fund	x	x	x	x		x	x	x	x
SC Goldman Sachs Short Duration Fund	x	x		x		x	x	x	x
SC PIMCO High Yield Fund	x	x	x	x		x	x	x	x
SC PIMCO Total Return Fund	x	x	x	x		x	x	x	x
Sun Capital Global Real Estate Fund	x		x	x	x	x	x	x	x

* This fund invests in underlying funds which may in turn use a significant degree of the securities and strategies indicated.

MORE ABOUT THE FUNDS’ INVESTMENTS

Notice of changes to fund policy - For any fund with a policy of investing at least 80% of its net assets in a particular type of securities, the fund will provide written notice to its shareholders at least 60 days prior to any change in the fund’s 80% policy.  All funds except SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund, SC Ibbotson Moderate Fund, SC Alliance Bernstein International Value Fund, SC Davis Venture Value Fund and Sun Capital Money Market Fund currently have an 80% policy.

Equity securities - Equity securities include common stocks, trust shares, and preferred stocks and debt securities convertible into stock and warrants. Convertible debt securities and convertible preferred stocks entitle the holder to acquire the issuer’s common stock by exchange or purchase at a predetermined rate. Convertible debt securities and convertible preferred stocks are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Market capitalization range - A fund that intends to be substantially fully invested in equity securities of companies with total market capitalizations within the range defined by such fund’s key investment strategy may, nonetheless, maintain a portion of its assets in equity securities of companies with total market capitalizations outside the defined range. Securities of small and mid capitalization companies may present greater risks than securities of larger, more established companies. Small and mid capitalization companies are often volatile and may suffer significant losses as well as realize substantial growth. In a declining market, these stocks may be harder to sell, which may further depress their prices.

American Depositary Receipts - American Depositary Receipts (“ADRs”) are U.S. dollar denominated securities representing an interest in foreign securities. ADRs evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information and other risks.

Multinational and foreign companies - Multinational companies are those companies that conduct their business operations and activities in more than one country. Foreign companies are those companies that conduct their business operations and activities outside of the United States. Due to investments in multinational or foreign companies, a fund may experience increased market, liquidity, currency, political, information and other risks. Issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. In the event of nationalization, expropriation or confiscation, a fund could lose its entire investment in foreign securities.

Some foreign securities are listed on a U.S. stock exchange or quoted market such as the New York Stock Exchange, American Stock Exchange, or National Association of Securities Dealers Automated Quotation. Unless otherwise noted, a fund may invest up to 10% of its total assets in equity and debt securities that are denominated in foreign currencies. SC AllianceBernstein International Value Fund and Sun Capital Global Real Estate Fund may invest without limit in foreign currency denominated securities. Sun Capital Money Market Fund cannot invest in foreign currency denominated securities.

Fixed income instruments - Fixed income instruments include U.S. government securities, corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored entities; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. These securities may have many types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment-in-kind, and auction rate features. Fixed income securities may be of any maturity or duration.

MORE ABOUT THE FUNDS’ INVESTMENTS

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates (i.e., current or non-inflation adjusted interest rates) and the rate of inflation, and generally equal to the nominal interest rate less the current rate of inflation.

Inflation-indexed securities, including TIPS, decline in value when real interest rates rise.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  When real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in a fund’s gross income.  Due to original issue discount, a fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the fund to liquidate certain investments when it is not advantageous to do so.  Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

Credit quality - Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating, or are unrated securities that the investment adviser or subadviser believes are of comparable quality. If a security receives different ratings from multiple rating organizations, a fund may treat the security as being rated the highest rating received. A fund may choose not to sell securities that are downgraded, after their purchase, below the fund’s minimum acceptable credit rating.

U.S. government securities - U.S. government securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities, or sponsored enterprises. U.S. government securities may be supported by: (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. government securities also include U.S. Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of the stripped U.S. government securities are traded independently. U.S. government securities may also include U.S. Treasury inflation-protected securities, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. U.S. government securities are denominated in U.S. dollars.

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.  In the case of U.S. Treasury inflation-indexed bonds, repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed.  For inflation-indexed bonds that do not provide a guarantee similar to that of U.S. Treasury inflation-indexed bonds, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-related securities - Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by the payables from, mortgage loans secured by real property. Mortgage-related securities include: mortgage pass-through securities, mortgage certificates, collateralized mortgage obligations, stripped mortgage-backed securities and mortgage dollar rolls.

Stripped mortgage-backed securities are structured derivative instruments representing an interest in a multi-class pool of mortgage-backed securities. A fund may use mortgage dollar rolls to finance the purchase of additional investments. In a dollar roll, a fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar securities on a future date. Dollar rolls expose a fund to the risk that it will lose money if the additional investments do not produce enough income to cover the fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

MORE ABOUT THE FUNDS’ INVESTMENTS

Mortgage-related securities are especially sensitive to prepayment and extension risk.

Emerging markets - Foreign investment risk may be particularly high to the extent that a fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed foreign countries.

Yankees - Yankees are foreign corporate debt securities, denominated in U.S. dollars and registered with the U.S. Securities and Exchange Commission for sale in the U.S.

High yield securities (junk bonds) - Unless otherwise noted, a fund will consider high yield securities (junk bonds) to be those securities rated below investment grade but rated at least Caa by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadviser to be of comparable quality. Those funds permitting investment in securities rated below Caa by Moody’s (or equivalently rated by S&P or Fitch, or, if unrated, determined by the fund’s subadviser to be of comparable quality) may experience the risks of investing in high yield securities to a greater extent, especially those associated with the illiquidity of high yield securities.

High yield securities involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

The market for high yield securities is not as liquid as the markets for higher rated securities. This means that it may be harder to buy and sell high yield securities, especially on short notice, and high yield securities may be more difficult for a fund to value accurately than higher rated securities. The market for high yield bonds could also be impacted by legal or tax changes.

Securities rated in the fourth highest category by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Derivative contracts - Derivative contracts include futures and options on securities, securities indices, interest rates or currencies, or options on these futures. A derivative contract will obligate and/or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Unless otherwise indicated, a fund subject to a policy that requires it to invest at least 80% of its net assets in a particular type of securities may use derivatives to represent those securities, subject to the fund’s limitation on investments in derivatives.  If a fund does not either describe the use of derivatives or state a percentage limitation on the use of derivatives among its principal investments and strategies, the fund’s use of derivatives is not expected to be significant enough to be considered a principal strategy.

Where investing in individual bonds and sectors may not necessarily enable a fund to achieve its target duration or sector weighting, derivative contracts may be used to increase or decrease the fund’s exposure to a particular issuer or sector, or to increase the fund’s duration. Derivative contracts may also be used to manage interest rate risk associated with real estate and fixed income investments or to stay fully invested in stocks when a fund has a significant cash position.

MORE ABOUT THE FUNDS’ INVESTMENTS

Currency swaps and other currency derivatives may be used to hedge against the risk that the currency in which a fund’s foreign securities are denominated will decline in value against the U.S. dollar. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund’s foreign currency investments and its currency derivatives. As a result, such fund might perform less well than a fund that does not hedge against foreign currency risk.

Interest rate swaps may be used by a fund to shift investment exposure from one type of payment obligation to another. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time.

Credit default swaps generally oblige a protection “buyer” to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. Credit default swaps involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

Even a small investment in derivative contracts can have a large impact on a fund’s interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase fund losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser’s (or subadviser’s) expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund’s other portfolio holdings. Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund’s portfolio less liquid and harder to value, especially in declining markets.

Real estate companies - A fund may invest in a variety of types of real estate companies including real estate investment trusts (“REITs”) and other U.S. and foreign real estate companies. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests. An equity REIT invests most of its assets directly in U.S. or foreign real property, receives most of its income from rents and may also realize gains by selling appreciated property. A mortgage REIT invests most of its assets in real estate mortgages and earns most of its income from interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

Many of the risks associated with investments in real estate companies are similar to those of direct ownership of real estate and the real estate industry in general.  For example, real estate companies may be adversely affected by property tax increases, zoning law changes and other governmental actions, environmental liabilities, natural disasters, or increased operating costs.  Real estate companies are also affected by general, national, regional and local economic conditions.

REITs are also subject to additional risks, such as:

•	A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
•	A REIT may fail to qualify for the federal tax exemption for distributed income.
•	Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
•
Fund shareholders indirectly bear a proportionate share of the advisory fees and other operating expenses of REITs in the fund’s portfolio in addition to the advisory fees and other expenses of the fund.

MORE ABOUT THE FUNDS’ INVESTMENTS

Portfolio turnover - Although a fund’s adviser or subadviser may not consider the portfolio turnover rate a limiting factor in making investment decisions for a fund, a high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the fund and which would detract from the fund’s performance.

Borrowing - A fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Illiquid securities – A fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Additionally, a fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.

Defensive investing - A fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. To the extent that a fund might adopt a temporary defensive position, and over the course of its existence, the fund may not meet its stated investment goal.

PORTFOLIO HOLDINGS

The board of trustees has adopted a policy governing the disclosure of the funds’ portfolio holdings. More detailed information about this policy can be found in the Statement of Additional Information.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Adviser. Sun Capital Advisers LLC, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, is the funds’ investment adviser.  The adviser provides the funds with investment research and portfolio management services and manages various aspects of the funds’ business affairs.  For a number of the funds, the Trust and the adviser have engaged a subadviser to provide portfolio management services to the fund, subject to the policies of the Trust’s board of trustees and the oversight and supervision of the adviser.  The adviser is an indirect, wholly-owned subsidiary of Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the New York, Toronto and Philippine stock exchanges.

The Sun Life Financial group of companies provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom, and the Asia Pacific Region.  The adviser has been providing investment advice and supervisory services to Sun Life Financial affiliates since 1997.  As of December 31, 2009, the adviser had total assets under management of approximately $50.1 billion.

Unlike elsewhere in the prospectus, the following section presents information about the funds in groupings depending on the structure of their management fee. Specifically, the funds that pay the adviser a single unified management fee are set forth separately after all other funds.

With respect to the following fourteen funds, the adviser receives for its services a fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. The adviser employs an unaffiliated subadviser for each of these funds except Sun Capital Investment Grade Bond Fund, Sun Capital Money Market Fund and Sun Capital Global Real Estate Fund, which the adviser manages directly without the use of any subadviser. In the case of those funds managed by a subadviser, the adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

Advisory Fees

Fund	Daily Net Assets	Rate Schedule	Fees Paid for Fiscal Year Ending 12/31/09

SC Ibbotson Balanced Fund	All	0.125%	0.059%

SC Ibbotson Growth Fund	All	0.125%	0.044%

SC Ibbotson Moderate Fund	All	0.125%	0.040%

SC AllianceBernstein International Value Fund	All	0.63%	0.00%

SC Columbia Small Cap Value Fund	$0-$250 million over $250 million	0.90% 0.85%	0.50%

SC Davis Venture Value Fund	$0-$500 million	0.75%	0.72%
	over $500 million	0.70%

SC Invesco Small Cap Growth Fund	$0-$250 million over $250 million	0.95% 0.90%	0.00%

SC Oppenheimer Large Cap Core Fund	All	0.70%	0.46%

SC Oppenheimer Main Street Small Cap Fund	$0-$400 million	0.80%	0.59%
	$400-$800 million	0.75%
	over $800 million	0.70%

SC WMC Blue Chip Mid Cap Fund	$0-$300 million	0.80%	0.70%
	over $300 million	0.75%

SC WMC Large Cap Growth Fund	$0-$750 million	0.75%	0.51%
	over $750 million	0.70%

Sun Capital Investment Grade Bond Fund	All	0.60%	0.50%

Sun Capital Money Market Fund	All	0.50%	0.00%

Sun Capital Global Real Estate Fund	All	0.95%	0.88%

THE INVESTMENT ADVISER AND SUBADVISERS

The adviser has contractually agreed to limit its management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC AllianceBernstein International Value Fund and SC Oppenheimer Large Cap Core Fund, the adviser has contractually agreed to limit its management fee and to reimburse the fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and ordinary nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

Expense Limit for Service Class Shares

Fund	Expense Limit
SC Ibbotson Balanced Fund	0.45%
SC Ibbotson Growth Fund	0.45%
SC Ibbotson Moderate Fund	0.45%
SC AllianceBernstein International Value Fund	1.00%
SC Columbia Small Cap Value Fund	1.40%
SC Davis Venture Value Fund	1.15%
SC Invesco Small Cap Growth Fund	1.40%
SC Oppenheimer Large Cap Core Fund	1.15%
SC Oppenheimer Main Street Small Cap Fund	1.25%
SC WMC Blue Chip Mid Cap Fund	1.25%
SC WMC Large Cap Growth Fund	1.06%
Sun Capital Investment Grade Bond Fund	1.00%
Sun Capital Money Market Fund	0.75%
Sun Capital Global Real Estate Fund	1.35%

With respect to the following six funds, the adviser is responsible for arranging all the services necessary for the funds’ ordinary operations. The adviser acts as a liaison among the various service providers to the funds and the insurance company or companies to which the funds offer their shares. For its advisory services, administrative services and all other services necessary for the ordinary operations of each fund, the adviser receives a unified management fee from each fund equal on an annual basis to a percentage of the fund’s average daily net assets. Out of that fee, the adviser pays for all of the ordinary expenses of managing and operating the fund, which include custodial, transfer agency, portfolio accounting, auditing, pricing and appraisal, dividend disbursing and ordinary legal services to the Trust. The unified fee does not include brokerage commissions and spreads, any Rule 12b-1 fees or other class expenses, fees and expenses of the independent trustees, Acquired Fund Fees and Expenses, taxes and extraordinary expenses. The adviser employs an unaffiliated subadviser for each fund. The adviser pays a subadvisory fee to the subadviser. No fund is responsible for paying a subadvisory fee directly.

THE INVESTMENT ADVISER AND SUBADVISERS

Unified Management Fees

Fund	Daily Net Assets	Unified Management Fee	Fees Paid for Fiscal Year Ending 12/31/09

SC Goldman Sachs Mid Cap Value Fund	All	1.05%	1.05%
SC Lord Abbett Growth & Income Fund	All	0.87%	0.86%
SC Blackrock Inflation Protected Bond Funds	All	0.65%	0.64%
SC Goldman Sachs Short Duration Fund	All	0.64%	0.64%
SC PIMCO High Yield Fund	All	0.74%	0.74%
SC PIMCO Total Return Fund	All	0.65%	0.64%

The adviser has contractually agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least April 30, 2011. In the case of SC BlackRock Inflation Protected Bond Fund and SC PIMCO Total Return Fund, the adviser has agreed to limit its unified management fee and to reimburse each fund’s nonmanagement expenses until at least the later of April 30, 2011 or two years from the date assets are transferred into the fund pursuant to an order issued by the Securities and Exchange Commission. A fund’s management fees and ordinary nonmanagement expenses will be capped on an annual basis to the percentages of the fund’s average daily net assets shown below. The expense limits do not apply to any extraordinary expenses or to any Acquired Fund Fees and Expenses that a fund incurs by investing in an underlying fund. As a result, a fund’s actual direct and indirect expenses may be higher than the expense limit shown below. To the extent that any fund’s total expense ratio with respect to Service Class shares falls below its expense limit, the adviser reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two fiscal years. Because any such reimbursement is contractually limited to the amount of the expense cap, and thus will occur only to the extent that the total expense ratio falls below the expense limitation, in no event will any reimbursement to the adviser cause expenses of a fund to exceed the expense cap.

Expense Limit for Service Class Shares

Fund	Expense Limit

SC Goldman Sachs Mid Cap Value Fund	1.32%

SC Lord Abbett Growth & Income Fund	1.12%

SC BlackRock Inflation Protected Bond Fund	0.90%

SC Goldman Sachs Short Duration Fund	0.90%

SC PIMCO High Yield Fund	1.00%

SC PIMCO Total Return Fund	0.90%

Sun Capital Advisers Trust (the “Trust”) and the adviser have received an exemptive order from the Securities and Exchange Commission permitting the adviser, subject to the approval of the Trust’s board of trustees, to select subadvisers to serve as portfolio managers of the funds or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. The adviser has ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser.

A discussion regarding the factors considered by the trustees of the Trust in approving each fund’s investment advisory agreement is available in the fund’s annual report to shareholders for the period ended December 31, 2009.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Subadvisers.

Each subadviser discharges its responsibilities to the applicable fund subject to the policies of the board of trustees and the oversight and supervision of the adviser.

About AllianceBernstein L.P.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105, serves as subadviser to the Trust’s SC AllianceBernstein International Value Fund. AllianceBernstein is a leading international investment adviser with assets under management, as of December 31, 2009, totaling approximately $496 billion (of which approximately $132 billion represented assets of investment companies).

About BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022, serves as subadviser to the Trust’s SC BlackRock Inflation Protected Bond Fund. BlackRock is an affiliate of BlackRock Advisors, LLC, a wholly owned subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with approximately $3.35 trillion of assets under management as of December 31, 2009. BlackRock, Inc. is an affiliate of PNC Financial Service Group, Inc. BlackRock has been an investment adviser since 1994.

About Columbia Management Investment Advisers, LLC

Columbia Management Investment Advisers, LLC (“CMIA”) (formerly known as RiverSource Investments, LLC), 100 Federal Street, Boston, MA 02110, serves as subadviser to the Trust’s SC Columbia Small Cap Value Fund. CMIA acts as investment manager for individuals, corporations, private investment companies and financial institutions. CMIA is registered as an investment adviser with the Securities and Exchange Commission and is an indirect, wholly-owned subsidiary of Ameriprise Financial, Inc.

About Davis Selected Advisers, L.P.

Davis Selected Advisers, L.P. (“Davis Advisors”), 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756, serves as the subadviser to SC Davis Venture Value Fund. Davis Advisors is a professional investment management firm which provides investment services to mutual funds, employee benefit plans and other institutions and individuals. Davis Advisors is a limited partnership and Davis Investments, LLC, is its sole general partner. Christopher Davis is the sole member of the general partner. As of December 31, 2009, Davis Advisors had discretionary investment authority with respect to approximately $73 billion in client assets.

About Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282-2198, serves as subadviser to SC Goldman Sachs Mid Cap Value Fund and SC Goldman Sachs Short Duration Fund. GSAM has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. As of December 31, 2009, GSAM reported total assets under management of $753.4 billion, which includes seed capital and excludes assets under supervision.

About Ibbotson Associates, Inc.

Ibbotson Associates, Inc. (“Ibbotson”), 22 W. Washington Street, Chicago, Illinois 60602, serves as subadviser to the Trust’s SC Ibbotson Moderate Fund, SC Ibbotson Balanced Fund and SC Ibbotson Growth Fund. Ibbotson is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. As of December 31, 2009, Ibbotson had assets under management of approximately $17.7 billion.

THE INVESTMENT ADVISER AND SUBADVISERS

About Invesco Advisers, Inc.

Invesco Advisers, Inc. (“Invesco”), 1555 Peachtree St., NE, Atlanta, Georgia 30309, serves as subadviser to the Trust’s SC Invesco Small Cap Growth Fund. Effective December 31, 2009, Invesco Aim Capital Management, Inc. (“Invesco Aim”), merged into Invesco Institutional (N.A.), Inc. as part of an internal reorganization of the investment adviser subsidiaries of Invesco Ltd.  Invesco Institutional (N.A.), Inc. then changed its name to Invesco Advisers, Inc.  The internal reorganization did not result in a change of actual control or management of the subadviser, and Invesco will provide substantially the same services as was provided by Invesco Aim.

Invesco, as successor in interest to multiple investment advisers, has been an investment adviser since 1976, is an indirect, wholly owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. As of December 31, 2009, Invesco Ltd. had assets under management of approximately $423.1 billion.

About Lord, Abbett & Co. LLC

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, New Jersey 07302, serves as the subadviser to SC Lord Abbett Growth & Income Fund. Founded in 1929, Lord Abbett is an independent investment management firm with assets under management of approximately $88.8 billion in 53 mutual fund portfolios and other advisory accounts as of December 31, 2009.

About OppenheimerFunds, Inc. and OFI Institutional Asset Management, Inc.

OppenheimerFunds, Inc. (“OppenheimerFunds”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as subadviser to SC Oppenheimer Main Street Small Cap Fund and SC Oppenheimer Large Cap Core Fund. OppenheimerFunds has been an investment adviser since 1960. As of December 31, 2009, OppenheimerFunds had assets under management of approximately $160 billion.

OFI Institutional Asset Management, Inc. (“OFI Institutional”), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York, 10281-1008, a wholly-owned subsidiary of OppenheimerFunds, serves as sub-subadviser to OppenheimerFunds on behalf of SC Oppenheimer Large Cap Core Fund. OFI Institutional has been an investment adviser since 2001.

About Pacific Investment Management Company LLC

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as subadviser to SC PIMCO High Yield Fund and SC PIMCO Total Return Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2009, PIMCO had approximately $1,000.1 billion in assets under management.

About Wellington Management Company, LLP

Wellington Management Company, LLP (“Wellington Management”), a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as the subadviser to SC WMC Blue Chip Mid Cap Fund and SC WMC Large Cap Growth Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2009, Wellington Management had investment management authority with respect to approximately $537 billion* in assets.

* The firm-wide asset totals do not include agency mortgage-backed security pass-through accounts managed for the Federal Reserve.

THE INVESTMENT ADVISER AND SUBADVISERS

About the Portfolio Managers. The adviser and subadvisers have selected the following persons to manage the investments for the funds.

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund	Peng Chen, Ph.D	2008	President, Ibbotson, since 1997.
(Jointly managed)	Scott Wentsel	2008	Vice President and Senior Portfolio Manager, Ibbotson, since 2005. Executive director at Morgan Stanley (2000-2005).
	John Thompson	2008	Vice President, Portfolio Manager and Director of Global Investment Services, Ibbotson, since 2000.
	Cindy Galiano	2008	Portfolio Manager, Ibbotson, since 2006. Vice President and analyst with Northern Trust Corporation (2000-2006).

SC AllianceBernstein International Value Fund (Jointly managed)	Sharon E. Fay	2008
Executive Vice President and Head of Bernstein Value Equities (since 2009), CIO Global Value Equities (since 2003), CIO of UK and European Value Equities (2000-2006), and Chair of Global Value Investment Policy Group (since 2003) at AllianceBernstein.

	Kevin F. Simms	2008	Senior Vice President (since 2000), Co-CIO of International Value Equities (since 2003), and Director of Research for International Value and Global Value Equities (since 2000) at AllianceBernstein.
	Henry S. D’Auria	2008	Senior Vice President (since 2000), CIO of Emerging Markets Value Equities (since 2002), and Co-CIO of International Value Equities (since 2003) at AllianceBernstein.
	Eric J. Franco	2009	Senior Portfolio Manager for International and Global Value Equities (since 1998).

SC Columbia Small Cap Value Fund (Jointly managed)	Stephen D. Barbaro, CFA	2010	Senior Portfolio Manager of CMIA. Prior to joining CMIA in 2010, Mr. Barbaro was associated with Columbia Management Advisors, LLC or its predecessor firms since 1976.
	Jeremy H. Javidi, CFA	2010	Senior Portfolio Manager of CMIA. Prior to joining CMIA in 2010, Mr. Javidi was associated with Columbia Management Advisors, LLC or its predecessor firms since 2000.

SC Davis Venture Value Fund (Jointly managed)	Christopher C. Davis	2000	Chairman, Davis Advisors since 2001. Portfolio Manager for Davis Advisors since 1995.
	Kenneth C. Feinberg	2000	Portfolio Manager, Davis Advisors, since 1998.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
SC Goldman Sachs Mid Cap Value Fund (Managed using a team-based approach. Mr. Alford, Ms. Domotorffy and Mr. Fallon share oversight responsibility for	Andrew Alford, PhD	2008
Managing Director.  Joined the Quantitative Investment Strategies (“QIS”) group as a researcher in 1998 and has since taken on portfolio management responsibilities for the group’s long-only and long/short products.

the computer optimized portfolio management process.)	Katinka Domotorffy, CFA	2009	Managing Director. CIO and Head of QIS (since 2009). Joined QIS in 1998 and was most recently head of strategy, senior portfolio manager and researcher for the global macro/fixed income teams.
	William J. Fallon, PhD	2010	Managing Director. Co-CIO of QIS Alpha Strategies and Head of Research. Joined QIS in 1998.

SC Invesco Small Cap Growth Fund (Jointly managed)	Juliet Ellis (Lead Manager)	2008	Senior Portfolio Manager, Invesco, since 2004.
	Juan Hartsfield	2008	Portfolio Manager, Invesco, since 2004.
	Clay Manley	2008	Portfolio Manager, Invesco, since 2008. Equity Analyst at Invesco (2002-2008).

SC Lord Abbett Growth & Income Fund (Managed by a team.	Eli M. Salzmann	2008	Partner (since 2000) and Director (since 1997) at Lord Abbett.
Mr. Salzmann and Mr. Sachs are jointly and primarily responsible for the day-to-day management of the fund.)	Lawrence D. Sachs	2009	Partner and Portfolio Manager at Lord Abbett since 2001.

SC Oppenheimer Large Cap Core Fund	Dave Schmidt, CFA	2008	Vice President and Portfolio Manager of OFI Institutional since July 2004.

SC Oppenheimer Main Street Small Cap Fund (Jointly managed)	Matthew P. Ziehl, CFA (Lead Manager)	2009
Vice President and Portfolio Manager of OppenheimerFunds since 2009. Prior to that, Portfolio Manager at RS Investment Management Co. LLC from 2006 to 2009. Prior to that, Managing Director at Guardian Life Insurance Company from 2001 to 2006.

	Raman Vardharaj, CFA	2009
Vice President and Portfolio Manager of OppenheimerFunds since 2009. Prior to that, Senior Quantitative Analyst at RS Investment Management Co. LLC from 2006 to 2009. Prior to that, Quantitative Analyst at Guardian Life Insurance Company from 1998 to 2006.

SC WMC Blue Chip Mid Cap Fund	Phillip H. Perelmuter	1999	Senior Vice President and Equity Portfolio Manager of Wellington Management. Joined Wellington Management as an investment professional in 1995.

SC WMC Large Cap Growth Fund	Paul E. Marrkand, CFA	2008
Senior Vice President and Equity Portfolio Manager of Wellington Management.  Joined Wellington Management as an investment professional in 2005.  Prior to that, he was an investment professional at Putnam Investments (1987-2005).

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
Sun Capital Investment Grade Bond Fund	Evan S. Moskovit, CFA (Lead Manager; Corporate/Strategy Specialist)	2002	Senior Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1997.

Michael A. Savage, CFA (Structured Products Specialist)		2002	Managing Director, Sun Capital Advisers LLC, since 2002. Joined Sun Life Financial in 1993.

SC BlackRock Inflation Protected Bond Fund (Jointly managed)	Stuart Spodek	2008
Managing Director, BlackRock, since 2002. Co-Head of US Fixed Income within Fixed Income Portfolio Management Group (since 2007), Portfolio Manager (since 1995), and Analyst (since 1993) at BlackRock Advisors, LLC.

	Brian Weinstein	2008
Managing Director, BlackRock, since 2007. Co-Portfolio Manager, BlackRock, since 2005. Member of Portfolio Management Group at BlackRock Advisors, LLC (since 2002). Member of Portfolio Analytics Group at BlackRock Advisors, LLC (2000-2002).

SC Goldman Sachs Short Duration Fund	James P. McCarthy	2008	Managing Director (since 2002) and Co-Head of Global Liquidity Management (since 2002) at GSAM.
	David Fishman	2009	Managing Director (since 2001) and Co-Head of Global Liquidity Management (since 2002) at GSAM.

SC PIMCO High Yield Fund	Andrew Jessop	2010
Executive Vice President and Portfolio Manager of PIMCO since 2009. Prior to that, he was Managing Director, Portfolio Manager and Co-Head of the high yield group at Goldman Sachs Asset Management, L.P. (1997-2009).

SC PIMCO Total Return Fund	William H. Gross	2008	Managing Director, Co-CIO and founding partner of PIMCO. Joined PIMCO in 1971.

THE INVESTMENT ADVISER AND SUBADVISERS

Fund	Fund Manager(s)	Manager since	Positions during past five years
Sun Capital Global Real Estate Fund (Jointly managed among all three managers)	Thomas V. Pedulla (Specializes in Direct Real Estate Investment Strategy)	1998	Senior Managing Director, Sun Capital Advisers LLC, since 2000. Joined Sun Life Financial in 1991.

	Leo D. Saraceno, CFA (Specializes in REIT Investments)	2003	Senior Managing Director, Sun Capital Advisers LLC, since 2001. Joined Sun Life Financial in 1986.

	Richard R. Gable, CFA (Specializes in REIT Investments)	2001	Managing Director, Sun Capital Advisers LLC, since 2006. Joined Sun Life Financial in 1998.

The Statement of Additional Information provides additional information about the fund managers’ compensation, other accounts managed by the fund managers and the fund managers’ ownership of shares of the fund(s) they manage that are offered through variable annuities or variable life insurance products.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Buying and Redeeming Service Class Shares. Each fund sells its Service Class shares at net asset value (“NAV”) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund.

Variable contract owners will receive the NAV next calculated after the insurance company receives their orders, provided the insurance company transmits the orders timely to the fund.  Insurance company separate accounts that accept orders from contract owners to purchase and redeem Service Class shares before the close of regular trading on the New York Stock Exchange (the “Exchange”) will receive that day’s NAV (which will be calculated as of the close of regular trading on the Exchange), provided that the insurance company transmits the orders to the fund prior to the opening of trading on the Exchange on the next business day. If the fund receives orders after the Exchange opens, those orders will receive the next business day’s NAV.

Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after redemption instructions are received. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or, as permitted by federal securities laws, longer.

Excessive and Short-term Trading. The Trust’s board of trustees has adopted policies and procedures with respect to excessive and short-term trading of shares by contract owners. The funds discourage excessive and short-term trading, which can disrupt portfolio management strategies and increase fund operating expenses. Each fund sells its shares to insurance company separate accounts for the purpose of funding variable annuity or variable life insurance contracts. As a result, the funds’ ability to monitor trading activity by the owners of such contracts is limited and, therefore, trading patterns representing excessive trading practices by contract owners may not be detected by the funds. However, the funds have entered into an information sharing agreement with each insurance company, which requires the insurance company to provide certain information regarding underlying shareholders. The funds’ policies provide that a fund may reject a purchase order if, in the adviser’s opinion, the order is of a size that would disrupt the management of the fund or otherwise represents excessive or short-term trading. If the Trust determines that purchase and redemption activity in a fund indicate potential excessive trading activity, the Trust will communicate with the relevant insurance companies to determine, on a case-by-case basis, whether action is necessary, such as rejecting purchase orders from certain contract owners. These measures may not be applied uniformly but will be imposed as the Trust and the relevant insurance company consider appropriate. Different insurance companies or different products offered by the same insurance company may have different policies regarding excessive trading. To the extent that such policies are not uniform, or are not applied uniformly, the funds and the contract owners bear the risk that excessive trading by some contract owners may not be curtailed. In addition, the terms of a particular insurance contract may also limit the insurance company’s ability to address excessive trading. For specific information about the purchase, redemption and transfer limitation policies that apply to a particular variable annuity or variable life insurance contract, contract owners should review the separate account prospectus prepared by the insurance company for their contracts.

The Trust’s reliance on data provided pursuant to any information sharing agreement and on insurance companies to detect and curtail excessive trading activity presents the risk that some contract owners may engage in this activity and that other contract owners will be adversely affected by it. To the extent that a fund is unable to detect or curtail excessive and short-term trading, such trading may interfere with efficient management of the fund’s portfolio, and may require the fund to take other steps, such as maintaining cash balances, using its line of credit and effecting portfolio transactions, in each case, to a greater degree than it otherwise would. These activities could increase the fund’s operating costs and decrease its investment performance.

Small cap and high yield securities (junk bonds) may not trade every day or may not trade frequently through a trading day. To the extent that SC Columbia Small Cap Value Fund, SC Invesco Small Cap Growth Fund and SC Oppenheimer Main Street Small Cap Fund invest primarily in small cap securities and to the extent that SC PIMCO High Yield Fund invests primarily in below investment grade, high yield securities, these funds may be more susceptible to a short-term trading strategy reflecting an investor’s belief that the values of the fund’s portfolio securities, as reflected by the fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities.

PURCHASE AND REDEMPTION AND OTHER INFORMATION

Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, payment of death benefits, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements, and similar automatic transactions.

Valuation of Shares. Each fund offers its shares at the NAV per Service Class share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the Exchange (generally at 4:00 p.m., Eastern time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will normally value its foreign securities, if any, at the prior day’s close with the current day’s exchange rate.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when an insurance company cannot buy or sell shares of the fund. A fund may value securities at fair value when market quotations are not readily available or the adviser believes that available market quotations do not reasonably represent the securities’ actual value. Fair value is determined by the fund in good faith according to procedures adopted by the board of trustees.  A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

Distribution Plan. Each fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution and service fees for the sale, distribution and servicing of its shares. Because this fee is paid out of the fund’s Service Class assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges. Agreements related to the plan may be terminated with respect to the fund on 60 days’ written notice, without payment of any penalty, by a vote of the majority of the independent trustees, by a vote of a majority of the outstanding Service Class Shares of the fund, or by any other party to the agreement.

Dividends and Distributions. Each fund intends to distribute all or substantially all of its net realized capital gains, if any, and net investment income for each taxable year. Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund, SC BlackRock Inflation Protected Bond Fund, SC Goldman Sachs Short Duration Fund, SC PIMCO High Yield Fund and SC PIMCO Total Return Fund declare dividends from net investment income daily and pay dividends monthly. All other funds declare and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. The funds expect that an insurance company holding shares on behalf of a contract owner will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

Taxes. Shares of the funds are held and owned for U.S. federal income tax purposes by life insurance company separate accounts established in connection with variable annuity and variable life insurance contracts and not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts.

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund has elected or intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each fund must satisfy federal tax requirements relating to the sources of its income, diversification of its assets, and distribution of its income to shareholders. If a fund meets these requirements, it will not be subject to U.S. federal income tax on any net investment income and net capital gains it distributes to shareholders.

Purchase and Redemption and Other Information

Each fund also intends to comply with certain additional diversification requirements relating to the tax-deferred status of variable contracts issued by insurance company separate accounts. More specific information on these diversification requirements is contained in the prospectus for the variable contracts and in the funds’ Statement of Additional Information.

A fund’s failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income accrued on the contract for the current and all prior taxable years, unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Special Considerations for Variable Products Funds

Investments by Variable Product Separate Accounts in Shares of the Funds. Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The variable contracts may or may not offer all the funds described in this prospectus as investment options.

Conflicts Between Fund Investors. The interests of owners of different variable contracts investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life contracts. Nevertheless, the board of trustees will monitor events to seek to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the fund’s shareholders.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of the Service Class shares of each fund for the periods indicated. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following table is included in the annual report (available upon request) along with the funds’ financial statements and the report of the funds’ independent registered public accounting firm. The funds’ financial statements were audited by Deloitte & Touche LLP, an independent registered public accounting firm. Insurance company separate account contract expenses are not reflected in these tables. Had such expenses been added, the performance figures would have been lower.

Selected data for a share outstanding throughout each period:

	SC Ibbotson Balanced Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.06	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.17†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	1.97	(0.95)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.14	(0.94)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(h)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(h)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.20	$ 9.06
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	23.65%	(9.40)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 566,276	$ 38,747
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.45%	0.45%
Gross expenses (a)(e)(f)……………………………………………………………	0.52%	2.11%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	1.69%	1.82%
Portfolio turnover rate (g)………………………………………………………………...	14%	0%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Growth Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 8.87	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.12†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	2.25	(1.14)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.37	(1.13)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(h)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(h)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.24	$ 8.87
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	26.75%	(11.30)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 448,441	$ 33,191
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.45%	0.45%
Gross expenses (a)(e)(f)……………………………………………………………	0.53%	2.08%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	1.18%	1.53%
Portfolio turnover rate (g)………………………………………………………………...	16%	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Ibbotson Moderate Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.18	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.20†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	1.56	(0.84)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.76	(0.82)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(h)	—
Net realized gain on investments…………………………………………………...	(0.00)(h)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(h)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.94	$ 9.18
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	19.22%	(8.20)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 364,790	$ 33,974
Ratios to average net assets:
Net expenses (a)(d)(e)(f)…………………………………………………………...	0.45%	0.45%
Gross expenses (a)(e)(f)……………………………………………………………	0.53%	2.12%
Net investment income (loss) (a)(d)(e)(f)………………………………………….	2.01%	2.22%
Portfolio turnover rate (g)………………………………………………………………...	12%	1%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the fund invests.
(h)	Amount is less than $0.005.

 FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC AllianceBernstein International Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.92	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.21†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	2.11	(2.09)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.32	(2.07)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.20)	(0.01)
Net realized gain on investments…………………………………………………...	(0.23)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.43)	(0.01)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.81	$ 7.92
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	29.26%	(20.96)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 1,666	$ 2,051
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.00%	1.00%
Gross expenses (a)(d)………………………………………………………………	1.69%	4.64%
Net investment income (loss) (a)(c)(d)…………………………………………….	2.35%	1.07%
Portfolio turnover rate…..………………………………………………………………...	49%	7%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Columbia Small Cap Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.97	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.04†	0.01
Net realized and unrealized gain (loss) on investments…………………………….	2.36	(2.03)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.40	(2.02)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.02)	(0.01)
Net realized gain on investments…………………………………………………...	(0.28)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.30)	(0.01)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.07	$ 7.97
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	30.07%	(20.20)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 6,809	$ 1,424
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.40%	1.40%
Gross expenses (a)(d)………………………………………………………………	1.87%	6.68%
Net investment income (loss) (a)(c)(d)…………………………………………….	0.44%	0.72%
Portfolio turnover rate…..………………………………………………………………...	110%	28%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006*__

Net Asset Value, Beginning of Period……………………………………..	$ 8.32	$ 13.61	$ 13.15	$ 12.08
	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………………..	0.04†	0.06	0.12	0.04
Net realized and unrealized gain (loss) on investments………………	2.37	(5.17)	0.39	1.12
	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations……………………………………	2.41	(5.11)	0.51	1.16
	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………….	(0.01)	(0.07)	(0.05)	(0.09)
Net realized gain on investments…………………………………….	—	(0.11)	—	—
	___________________________	___________________________	___________________________	___________________________

Total distributions……………………………………………………	(0.01)	(0.18)	(0.05)	(0.09)
	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………………..	$ 10.72	$ 8.32	$ 13.61	$ 13.15
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Total Return (b)……………………………………………………………	29.02%	(37.93)%	3.91%	9.66%
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)……………………………………...……	$ 235,240	$ 82,041	$ 27,764	$ 27
Ratios to average net assets:
Net expenses (a)(c)(d)………………………………………...………	1.15%	1.15%	1.15%	1.15%
Gross expenses (a)(d)…………………………………………………	1.18%	1.35%	1.35%	1.43%
Net investment income (loss) (a)(c)(d)…………….…………………	0.41%	0.65%	0.68%	0.48%
Portfolio turnover rate…….…………………………………………………	17%	19%	10%	16%
____________________
*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Mid Cap Value Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 6.93	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.09†	0.07
Net realized and unrealized gain (loss) on investments…………………………….	1.68	(3.09)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.77	(3.02)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.06)	(0.05)
Net realized gain on investments…………………………………………………...	(0.71)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.77)	(0.05)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 7.93	$ 6.93
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	25.38%	(30.21)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 18,699	$ 4,452
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.31%	1.32%
Gross expenses (a)(d)………………………………………………………………	1.31%	1.32%
Net investment income (loss) (a)(c)(d)…………………………………………….	1.15%	1.65%
Portfolio turnover rate…..………………………………………………………………...	159%	90%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.50	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	(0.04)†	(0.01)
Net realized and unrealized gain (loss) on investments…………………………….	2.40	(2.49)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.36	(2.50)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	—	—
Net realized gain on investments…………………………………………………...	(0.31)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.31)	—
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.55	$ 7.50
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	31.39%	(25.00)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 6,488	$ 1,544
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.40%	1.40%
Gross expenses (a)(d)………………………………………………………………	2.48%	9.42%
Net investment income (loss) (a)(c)(d)…………………………………………….	(0.51)%	(0.72)%
Portfolio turnover rate…..………………………………………………………………...	114%	4%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 7.08	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.04†	0.06
Net realized and unrealized gain (loss) on investments…………………………….	1.19	(2.93)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	1.23	(2.87)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.02)	(0.05)
Net realized gain on investments…………………………………………………...	(0.78)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.80)	(0.05)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 7.51	$ 7.08
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	17.41%	(28.68)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 9,422	$ 2,620
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.12%	1.12%
Gross expenses (a)(d)………………………………………………………………	1.13%	1.14%
Net investment income (loss) (a)(c)(d)…………………………………………….	0.49%	1.48%
Portfolio turnover rate…..………………………………………………………………...	83%	73%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Large Cap Core Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………..	$ 6.87	$ 11.03	$ 12.65	$ 10.70	$ 12.72
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.10†	0.10	0.08	0.12	(0.00)(d)
Net realized and unrealized gain (loss) on investments…….	1.33	(4.19)	(0.84)	2.00	(0.11)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	1.43	(4.09)	(0.76)	2.12	(0.11)
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.05)	(0.04)	(0.08)	(0.13)	—
Net realized gain on investments……………………………	—	(0.03)	(0.78)	(0.04)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.05)	(0.07)	(0.86)	(0.17)	(1.91)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………	$ 8.25	$ 6.87	$ 11.03	$ 12.65	$ 10.70
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)………………………………………………….	20.85%	(37.15)%	(6.07)%	19.78%	(0.98)%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 11,734	$ 4,974	$ 7,808	$ 5,262	$ 1,594
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses (c)…………………………………………..	1.44%	2.34%	2.05%	2.62%	3.04%
Net investment income (loss) (b)(c)…………….…………..	1.37%	1.05%	0.63%	1.44%	(0.05)%
Portfolio turnover rate…….……………………………………….	109%	189%	63%	135%	114%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Oppenheimer Main Street Small Cap Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006*__

Net Asset Value, Beginning of Period……………………………………..	$ 7.66	$ 12.85	$ 14.99	$ 15.56
	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………………..	0.02†	(0.00)(e)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments………………	2.78	(4.77)	(0.29)	0.04
	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations……………………………………	2.80	(4.77)	(0.28)	0.03
	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………….	(0.01)	(0.00)(e)	—	—
Net realized gain on investments…………………………………….	—	(0.42)	(1.86)	(0.60)
	___________________________	___________________________	___________________________	___________________________

Total distributions……………………………………………………	(0.01)	(0.42)	(1.86)	(0.60)
	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………………..	$ 10.45	$ 7.66	$ 12.85	$ 14.99
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Total Return (b)……………………………………………………………	36.50%	(38.14)%	(2.11)%	0.48%
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)……………………………………...……	$ 134,819	$ 115,098	$ 105,377	$ 25
Ratios to average net assets:
Net expenses (a)(c)(d)………………………………………...………	1.25%	1.25%	1.25%	1.25%
Gross expenses (a)(d)…………………………………………………	1.46%	1.55%	1.61%	1.82%
Net investment income (loss) (a)(c)(d)…………….…………………	0.20%	0.04%	(0.06)%	(0.09)%
Portfolio turnover rate…….…………………………………………………	132%	126%	126%	206%
____________________
*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.30	$ 15.70
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	(0.01)†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	2.78	(3.19)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.77	(3.17)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.00)(e)	(0.03)
Net realized gain on investments…………………………………………………...	—	(3.20)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.00)(e)	(3.23)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 12.07	$ 9.30
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	29.96%	(26.06)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 40,249	$ 31,137
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.25%	1.25%
Gross expenses (a)(d)………………………………………………………………	1.35%	1.47%
Net investment income (loss) (a)(c)(d)…………………………………………….	(0.09)%	0.02%
Portfolio turnover rate…..………………………………………………………………...	82%	104%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC WMC Large Cap Growth Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006*__

Net Asset Value, Beginning of Period……………………………………..	$ 5.92	$ 10.63	$ 9.98	$ 10.00
	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………………..	0.03†	0.02	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments………………	2.16	(4.73)	0.70	(0.01)
	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations……………………………………	2.19	(4.71)	0.68	(0.02)
	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………….	(0.01)	—	—	—
Net realized gain on investments…………………………………….	—	(0.00)(e)	(0.03)	—
	___________________________	___________________________	___________________________	___________________________

Total distributions……………………………………………………	(0.01)	(0.00)(e)	(0.03)	—
	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period…………………………………………..	$ 8.10	$ 5.92	$ 10.63	$ 9.98
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Total Return (b)……………………………………………………………	37.08%	(44.30)%	6.78%	(0.20)%
	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)……………………………………...……	$ 17,883	$ 15,518	$ 33,064	$ 3,810
Ratios to average net assets:
Net expenses (a)(c)(d)………………………………………...………	1.06%	1.06%	1.06%	1.06%
Gross expenses (a)(d)…………………………………………………	1.33%	1.43%	1.46%	5.26%
Net investment income (loss) (a)(c)(d)…………….…………………	0.46%	0.17%	(0.25)%	(0.10)%
Portfolio turnover rate…….…………………………………………………	72%	265%	307%	110%
____________________
*	For the period from May 1, 2006 (Commencement of Operations – Service Class Shares) through December 31, 2006.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………...	$ 7.90	$ 9.55	$ 9.69	$ 9.79	$ 10.16
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.37†	0.49	0.47	0.47	0.44
Net realized and unrealized gain (loss) on investments……..	1.23	(1.66)	(0.14)	0.01	(0.27)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	1.60	(1.17)	0.33	0.48	0.17
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.37)	(0.48)	(0.47)	(0.45)	(0.44)
Net realized gain on investments……………………………	(0.01)	—	—	(0.11)	(0.10)
Capital……………………………………………………….	—	—	—	(0.02)	—
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.38)	(0.48)	(0.47)	(0.58)	(0.54)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 9.12	$ 7.90	$ 9.55	$ 9.69	$ 9.79
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)…………………………………………………..	20.58%	(12.67)%	3.51%	5.13%	1.73%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 64,213	$ 21,189	$ 25,460	$ 9,393	$ 3,612
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (c)…………………………………………..	1.10%	1.31%	1.24%	1.31%	1.28%
Net investment income (loss) (b)(c)…………….…………..	4.25%	5.45%	4.89%	5.06%	4.48%
Portfolio turnover rate…….……………………………………….	99%	30%	46%	55%	55%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(d)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005*_

Net Asset Value, Beginning of Period…………………………...	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)……………………………	0.00(e)†	0.02	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments……..	0.00(e)	0.00(e)	—	—	—
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	0.00(e)	0.02	0.05	0.04	0.02
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.00)(e)	(0.02)	(0.05)	(0.04)	(0.02)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.00)(e)	(0.02)	(0.05)	(0.04)	(0.02)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (b)…………………………………………………..	0.02%	2.00%	4.61%	4.33%	1.93%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 116,282	$ 54,108	$ 1,740	$ 1,274	$ 509
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………….	0.38%	0.75%	0.75%	0.75%	0.75%
Gross expenses (a)(d)...……………………………………..	0.94%	1.10%	1.00%	1.02%	1.02%
Net investment income (loss) (a)(c)(d)………….…………..	0.01%	1.34%	4.50%	4.31%	2.99%
Portfolio turnover rate…….……………………………………….	N/A	N/A	N/A	N/A	N/A
____________________
*	For the period from April 25, 2005 (Commencement of Operations – Service Class Shares) through December 31, 2005.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC BlackRock Inflation Protected Bond Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 9.87	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (e)…………………………………………………...	0.21†	(0.06)
Net realized and unrealized gain (loss) on investments…………………………….	0.60	(0.04)(c)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.81	(0.10)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.20)	(0.03)
Net realized gain on investments…………………………………………………...	(0.16)	—
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.36)	(0.03)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.32	$ 9.87
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	8.34%	(0.96)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 78,839	$ 4,276
Ratios to average net assets:
Net expenses (a)(d)(e)……………………………………………………………...	0.90%	0.90%
Gross expenses (a)(e)………………………………………………………………	0.91%	0.93%
Net investment income (loss) (a)(d)(e)…………………………………………….	2.07%	(4.60)%
Portfolio turnover rate…..………………………………………………………………...	278%	85%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)
The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.

(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Short Duration Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 10.13	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.17†	0.14
Net realized and unrealized gain (loss) on investments…………………………….	0.18	0.16
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.35	0.30
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.18)	(0.14)
Net realized gain on investments…………………………………………………...	(0.07)	(0.03)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.25)	(0.17)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 10.23	$ 10.13
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	3.52%	3.00%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 107,329	$ 63,422
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.90%	0.90%
Gross expenses (a)(d)………………………………………………………………	0.90%	0.92%
Net investment income (loss) (a)(c)(d)…………………………………………….	1.66%	1.95%
Portfolio turnover rate…..………………………………………………………………...	231%	333%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 8.07	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.72†	0.51
Net realized and unrealized gain (loss) on investments…………………………….	1.62	(1.85)
	___________________________	___________________________

Total from Investment Operations………………………………………………….	2.34	(1.34)
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.71)	(0.53)
Net realized gain on investments…………………………………………………...	(0.24)	(0.06)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.95)	(0.59)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 9.46	$ 8.07
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	30.34%	(13.92)%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 24,680	$ 12,300
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	1.00%	1.00%
Gross expenses (a)(d)………………………………………………………………	1.00%	1.03%
Net investment income (loss) (a)(c)(d)…………………………………………….	8.19%	7.18%
Portfolio turnover rate…..………………………………………………………………...	190%	75%
____________________
*	For the period from March 7, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Service Class Shares
	Years Ended December 31,
	2009__	2008*__

Net Asset Value, Beginning of Period………………………………………………….	$ 10.55	$ 10.00
	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (d)…………………………………………………...	0.24†	0.02
Net realized and unrealized gain (loss) on investments…………………………….	0.65	0.55
	___________________________	___________________________

Total from Investment Operations………………………………………………….	0.89	0.57
	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………………………………..	(0.26)	(0.02)
Net realized gain on investments…………………………………………………...	(0.14)	(0.00)(e)
	___________________________	___________________________

Total distributions…………………………………………………………………..	(0.40)	(0.02)
	___________________________	___________________________

Net Asset Value, End of Period…………………………………………………………	$ 11.04	$ 10.55
	___________________________	___________________________
	___________________________	___________________________

Total Return (b)………………………………………………………………………….	8.62%	5.76%
	___________________________	___________________________
	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)………………………………………………………...	$ 243,743	$ 18,397
Ratios to average net assets:
Net expenses (a)(c)(d)……………………………………………………………...	0.90%	0.90%
Gross expenses (a)(d)………………………………………………………………	0.91%	0.93%
Net investment income (loss) (a)(c)(d)…………………………………………….	2.15%	0.97%
Portfolio turnover rate…..………………………………………………………………...	496%	181%
____________________
*	For the period from October 1, 2008 (Commencement of Operations – Service Class Shares) through December 31, 2008.
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Service Class Shares
	Years Ended December 31,
	2009__	2008__	2007__	2006__	2005__

Net Asset Value, Beginning of Period…………………………...	$ 9.77	$ 19.66	$ 26.23	$ 19.97	$ 20.08
	___________________________	___________________________	___________________________	___________________________	___________________________

Income (Loss) from Investment Operations:
Net investment income (loss) (c)……………………………	0.32†	0.18	0.40	0.64	0.21
Net realized and unrealized gain (loss) on investments……..	2.56	(8.22)	(3.71)	6.94	1.65
	___________________________	___________________________	___________________________	___________________________	___________________________

Total from Investment Operations………………………….	2.88	(8.04)	(3.31)	7.58	1.86
	___________________________	___________________________	___________________________	___________________________	___________________________

Less Distributions from:
Net investment income……………………………………...	(0.33)	(0.34)	(0.30)	(0.31)	(0.26)
Net realized gain on investments……………………………	(0.07)	(1.51)	(2.96)	(1.01)	(1.71)
	___________________________	___________________________	___________________________	___________________________	___________________________

Total distributions…………………………………………..	(0.40)	(1.85)	(3.26)	(1.32)	(1.97)
	___________________________	___________________________	___________________________	___________________________	___________________________

Net Asset Value, End of Period………………………………….	$ 12.25	$ 9.77	$ 19.66	$ 26.23	$ 19.97
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Total Return (a)…………………………………………………..	29.83%	(44.89)%	(13.34)%	38.64%	9.37%
	___________________________	___________________________	___________________________	___________________________	___________________________
	___________________________	___________________________	___________________________	___________________________	___________________________

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)…………………………………	$ 138,929	$ 126,838	$ 173,065	$ 106,954	$ 50,778
Ratios to average net assets:
Net expenses (b)(c)………………………………………….	1.35%	1.35%	1.35%	1.35%	1.35%
Gross expenses (c)…………………………………………..	1.43%	1.48%	1.43%	1.44%	1.47%
Net investment income (loss) (b)(c)…………….…………..	3.33%	1.15%	2.82%	2.95%	3.56%
Portfolio turnover rate…….……………………………………….	110%	76%	25%	44%	32%
____________________
†	Based on average shares outstanding during the period.
(a)
Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(b)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(c)	Does not include any insurance charges imposed in connection with your variable insurance contract.

INFORMATION ABOUT THE UNDERLYING FUNDS

Appendix A
Information About the Underlying Funds in which the Funds of Funds Invest
SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund

The following is intended to summarize the primary investment strategies of, and to provide you with certain other information about, the funds not included in this prospectus in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund will invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus and statement of additional information, and are not an offer of the underlying funds’ shares.

No summary is provided for the underlying funds listed below that are included in this prospectus and the statement of additional information along with SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund. The only difference between the underlying funds included in this prospectus and those in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund will invest is that the underlying funds included in this prospectus pay an additional 0.25% distribution and service (12b-1) fee not applicable to those in which the funds will invest. The underlying funds in which SC Ibbotson Balanced Fund, SC Ibbotson Growth Fund and SC Ibbotson Moderate Fund intend to invest may change from time to time at the discretion of Sun Capital Advisers LLC and Ibbotson Associates, Inc. without prior notice to, or approval of, shareholders. Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary defensive purposes. The prospectus and statement of additional information for each underlying fund are available on the Securities and Exchange Commission’s website.

Domestic Equity Funds

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM Oppenheimer Large Cap Core Fund

SCSM Oppenheimer Main Street Small Cap Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

MFS® Value Portfolio (Investment Goal: Capital appreciation)

MFS Value Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in equity securities. The fund normally invests its assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. While the fund may invest in companies of any size, it generally focuses on companies with large capitalizations.

A-1

INFORMATION ABOUT THE UNDERLYING FUNDS

International Equity Funds

SCSM AllianceBernstein International Value Fund

MFS® International Growth Portfolio (Investment Goal: Capital appreciation)

MFS International Growth Portfolio seeks to achieve its investment objective by investing the fund’s assets primarily in foreign equity securities, including emerging market equity securities. The fund normally invests a relatively high percentage of assets in a single country, a small number of countries, or a particular geographic region. The fund focuses on investing in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The fund may be invested in companies of any size.

MFS® Research International Portfolio (Investment Goal: Capital appreciation)

MFS Research International Portfolio seeks to achieve its investment objective by investing primarily in foreign equity securities, including emerging market equity securities. The fund may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The fund may be invested in companies of any size.

MFS® Emerging Markets Equity Portfolio (Investment Goal: Capital appreciation)

MFS Emerging Markets Equity Portfolio seeks to achieve its investment objective by investing at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries may include countries determined to have emerging market economies, taking into account a number of factors. Such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The fund may be invested in companies of any size.

Specialty Equity Funds

Sun Capital Global Real Estate Fund

Fixed Income Funds

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM BlackRock Inflation Protected Bond Fund

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

A-2

ADDITIONAL INFORMATION ABOUT THE INDICES

Appendix B
Additional Information About the Indices

Barclays Capital Global Real Index: U.S. TIPS

The Barclays Capital Global Real Index: U.S. TIPS is comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage- backed securities.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of the direct Sovereign debt of the U.S. Government and includes all U.S. dollar-denominated U.S. Treasury Notes and Bonds having at least one year remaining to maturity.

BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is a measure of the performance of the 3-month U.S. Treasury bill.

Dow Jones Moderate U.S. Relative Risk Portfolio Index

The Dow Jones Moderate U.S. Relative Risk Portfolio Index measures the performance of moderate portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 60% equities and 40% fixed income.

Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index measures the performance of moderately aggressive portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 80% equities and 20% fixed income.

Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index measures the performance of moderately conservative portfolios based on incremental levels of potential risk and is designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 40% equities and 60% fixed income.

B-1

ADDITIONAL INFORMATION ABOUT THE INDICES

FTSE EPRA/NAREIT Developed Real Estate Index

The FTSE EPRA/NAREIT Developed Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide.

MSCI-EAFE Index

The MSCI-EAFE Index tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

Russell Midcap® Value Index

The Russell Midcap® Value Index tracks the performance of the mid-cap value segment of the U.S. equity universe and includes those Russell Midcap® Value Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged index that measures stock performance of those Russell 1000® Index securities with higher price to book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics.

Russell 1000® Value Index

The Russell 1000® Value Index tracks the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index

The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index

The Russell 2000® Index measures the performance of the 2,000 companies with the smallest market capitalizations within the Russell 3000® Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

Russell 2000® Value Index

The Russell 2000® Value Index tracks the performance of the small value segment of the U.S. equity universe and includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

S&P 500 Index

The S&P 500 Index is an unmanaged, weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

S&P MidCap 400 Index

The S&P MidCap 400 Index is a market cap weighted mid cap index, broadly representing the mid cap market in the United States.

B-2

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) provides more detailed information about the funds and is incorporated into this prospectus by reference. Additional information about the funds’ investments is available in the Trust’s annual and semiannual reports to shareholders, and quarterly reports filed with the Securities and Exchange Commission. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year. You may obtain free copies of the SAI and the annual and semi-annual reports, request other information and discuss questions about the funds by contacting your agent, or the funds at the address or telephone number listed below. In addition, you may obtain the SAI, annual and semi-annual reports at the adviser’s website at
www.suncapitaladvisers.com.

Sun Capital Advisers Trust
One Sun Life Executive Park
Wellesley Hills, MA 02481

Telephone: 1-800-432-1102 x3330

Investment Adviser                                                                                                           Independent Registered Public Accounting Firm

Sun Capital Advisers LLC                                                                                                Deloitte & Touche LLP

Principal Underwriter                                                                                                     Administrator, Custodian

Clarendon Insurance Agency, Inc.                                                                                  State Street Bank and Trust Company

You can review and copy information about the funds (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at the number listed below. You can get text-only copies for a duplicating fee by writing or sending an electronic request to:

Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Telephone: 1-202-551-8090
Free from the EDGAR Database on the SEC’s
Internet website: http://www.sec.gov

SUN CAPITAL ADVISERS TRUST

Investment Company Act File No. 811-08879